UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Goldman Sachs Enhanced Income Fund

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – 42.3%
Banks – 10.6%
Credit Suisse First Boston New York(a)
$2,000,000	6.50%	05/01/2008	$2,089,914
Credit Suisse First Boston USA, Inc.
2,975,000	4.13	01/15/2010	2,911,048
FleetBoston Financial Corp.
8,000,000	7.25	09/15/2005	8,030,720
Golden West Financial Corp.
3,200,000	5.50	08/08/2006	3,238,662
Nordea Bank Finland PLC
2,500,000	6.50	01/15/2006	2,530,110
Santander Financial Issuances
2,565,000	7.25	05/30/2006	2,624,821
Wachovia Corp.
6,250,000	6.88	09/15/2005	6,272,594
3,009,000	7.50	07/15/2006	3,100,520
Washington Mutual, Inc.
1,985,000	7.50	08/15/2006	2,048,493
2,133,000	4.38	01/15/2008	2,121,615
Wells Fargo & Co.
3,800,000	7.25	08/24/2005	3,808,003
3,325,000	6.75	10/01/2006	3,416,255

			42,192,755

Brokerage – 1.7%
Lehman Brothers, Inc.
2,100,000	7.63	06/01/2006	2,153,002
Morgan Stanley
5,000,000	4.00	01/15/2010	4,851,987

			7,004,989

Electric(a) – 1.2%
Singapore Power Ltd.
5,000,000	3.80	10/22/2008	4,887,140

Life Insurance(a) – 11.6%
Equitable Life Assurance Society
7,080,000	6.95	12/01/2005	7,146,460
ING Security Life Institutional Funding
2,500,000	4.25	01/15/2010	2,456,818
Jackson National Life Insurance Co.
2,000,000	5.25	03/15/2007	2,035,360
Metropolitan Life Insurance Co.
16,290,000	7.00	11/01/2005	16,409,161
Monumental Global Funding
4,390,000	5.20	01/30/2007	4,445,134
Monumental Global Funding II
5,000,000	6.05	01/19/2006	5,045,150
Prudential Insurance Co.
8,450,000	6.38	07/23/2006	8,621,366

			46,159,449

Noncaptive-Consumer – 5.6%
American General Finance Corp.
10,000,000	4.50	11/15/2007	9,991,726
Countrywide Home Loans, Inc.(b)
5,500,000	3.82	06/02/2006	5,516,148

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds – (continued)
Noncaptive-Consumer – (continued)
HSBC Finance Corp.
$7,000,000	4.13%		11/16/2009	$6,838,304

				22,346,178

Property/Casualty Insurance – 1.7%
ACE Ltd.
6,487,000	6.00		04/01/2007	6,644,698

Wireless Telecommunications – 2.3%
Verizon Wireless Capital LLC
9,250,000	5.38		12/15/2006	9,373,785

Wirelines Telecommunications – 7.6%
Alltel Corp.
750,000	4.66		05/17/2007	752,379
Ameritech Capital Funding
375,000	6.25		05/18/2009	392,700
British Telecom PLC
13,000,000	7.88		12/15/2005	13,184,730
GTE California, Inc.
7,000,000	7.65		03/15/2007	7,316,628
SBC Communications, Inc.
1,375,000	4.13		09/15/2009	1,346,406
Telefonica Europe BV
7,500,000	7.35		09/15/2005	7,529,227

				30,522,070

TOTAL CORPORATE
BONDS				$169,131,064

Agency Debentures – 35.0%
Dexia Municipal Agency
$5,000,000	5.13%		09/11/2006	$5,045,515
Federal Farm Credit Bank
4,500,000	5.40		05/10/2006	4,545,904
6,500,000	6.60		07/07/2006	6,650,631
Federal Home Loan Bank
15,000,000	1.72		01/23/2006	14,842,755
10,000,000	3.02		05/23/2006	9,918,140
8,000,000	2.30	(b)	08/30/2006	7,846,176
12,000,000	3.26	(b)	12/13/2006	11,994,948
Federal Home Loan Mortgage Corp.
10,628,000	0.00	(c)	01/15/2006	10,451,395
8,800,000	2.14		02/24/2006	8,711,111
6,550,000	6.75		05/30/2006	6,691,952
11,725,000	2.50		08/24/2006	11,527,211
3,700,000	2.50		09/29/2006	3,631,291
4,000,000	2.88		10/20/2006	3,939,640
4,000,000	3.34	(b)	12/27/2006	3,998,224
11,628,000	0.00	(c)	01/15/2007	10,945,901
Federal National Mortgage Association
4,000,000	5.50		02/15/2006	4,031,848
4,000,000	3.31	(b)	12/22/2006	3,998,220
Financing Corp. (FICO) Strip(c)
3,073,000	0.00		04/05/2006	2,994,261
Government Loan Trust(c)
7,644,000	0.00		04/01/2007	7,136,844

Goldman Sachs Enhanced Income Fund

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures – (continued)
Inter-American Development Bank
$1,000,000	6.25%	04/15/2006	$1,015,650

TOTAL AGENCY
DEBENTURES			$139,917,617

Asset-Backed Securities – 7.5%
Auto – 6.0%
AESOP Funding II LLC Series 2003-3A, Class A1(a)
$20,000,000	2.75%	07/20/2007	$19,801,600
BMW Vehicle Owner Trust Series 2002-A, Class A4
4,290,581	4.46	05/25/2007	4,292,886

			24,094,486

Equipment – 1.5%
Ikon Receivables LLC Series 2003-1, Class A3B
5,855,173	2.33	12/17/2007	5,820,387

TOTAL ASSET-BACKED
SECURITIES			$29,914,873

U.S. Treasury Obligation – 3.0%
United States Treasury Notes – 3.0%
United States Treasury Notes
$12,000,000	3.63%	04/30/2007	$11,923,200

TOTAL INVESTMENTS BEFORE REPURCHASE
AGREEMENT — 87.8%			$350,886,754

Repurchase Agreements(d) – 10.2%
Joint Repurchase Agreement Account II
$40,700,000	3.31%	08/01/2005	$40,700,000
Maturity Value: $40,711,237

TOTAL INVESTMENTS
— 98.0%			$391,586,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 72,938,103, which represents approximately 18.3% of net assets as of July 31, 2005.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Joint repurchase agreement was entered into on July 29, 2005.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	210	September 2005	$50,413,125	$(125,311)
Eurodollars	48	December 2005	11,488,200	(47,085)
Eurodollars	41	March 2006	9,802,075	(26,775)
Eurodollars	20	June 2006	4,778,500	2,432
Eurodollars	(58)	September 2006	(13,852,575)	44,571
Eurodollars	(45)	December 2006	(10,743,750)	26,854
5 Year U.S. Treasury Notes	8	September 2005	857,625	(13,022)

			$52,743,200	$(138,336)

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $40,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain

				3 month LIBOR
Interest Rate	Banc of America Securities LLC	$63,000	06/27/2007	Floating	3.98%	$438,266
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	27,000	06/28/2010	Floating	4.15%	471,350

TOTAL						$909,616

LIBOR-London Interbank Offered Rate

GOLDMAN SACHS ENHANCED INCOME FUND

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$393,225,724

Gross unrealized gain	829,312
Gross unrealized loss	(2,468,282)

Net unrealized security loss	$(1,638,970)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders.This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 62.9%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) (a) – 4.6%
$132,139	3.65%	08/01/2016	$131,901
179,835	3.91	08/01/2018	180,883
172,303	3.77	11/01/2018	175,526
908,974	5.59	11/01/2018	927,791
71,533	3.70	02/01/2019	71,883
139,146	5.17	02/01/2019	142,423
151,772	3.77	03/01/2019	151,414
81,697	3.90	03/01/2019	82,169
147,253	3.49	06/01/2019	148,614
191,327	4.22	07/01/2019	192,318
2,854,067	4.10	11/01/2019	2,913,146
2,011,122	6.87	11/01/2019	2,090,240
216,327	4.23	01/01/2020	217,459
228,126	3.77	05/01/2021	227,385
99,941	6.17	01/01/2025	101,521
166,750	3.78	10/01/2026	166,551
1,775,597	6.42	08/01/2028	1,821,301
838,644	7.26	01/01/2029	853,889
1,044,428	4.91	05/01/2029	1,079,212
299,522	7.16	05/01/2029	304,160
137,542	4.21	06/01/2029	139,064
94,148	4.45	09/01/2029	95,730
2,007,844	7.20	02/01/2030	2,039,194
303,815	6.89	03/01/2030	306,516
1,234,036	7.20	03/01/2030	1,253,989
168,915	3.57	04/01/2030	168,205
221,022	4.43	06/01/2030	224,950
939,699	5.00	12/01/2030	973,640
60,421	4.58	01/01/2031	61,788
297,712	3.58	02/01/2031	296,882
91,597	5.34	05/01/2031	92,132
65,452	4.13	06/01/2031	66,617
76,893	5.63	11/01/2031	78,937
7,413,070	7.46	12/01/2031	7,513,534
5,805,639	7.57	12/01/2031	5,845,196
254,830	4.22	10/01/2032	256,895
72,203	4.07	02/01/2033	73,456
3,397,900	3.95	07/01/2033	3,346,387
4,599,286	3.89	09/01/2033	4,502,467
219,160	4.41	11/01/2033	218,552
497,111	4.48	11/01/2033	512,410
1,621,505	5.60	05/01/2035	1,659,121

			41,705,448

Adjustable Rate Federal National Mortgage Association (FNMA)(a) — 15.9%
317,986	4.07	03/01/2017	320,906
1,392,322	6.64	04/01/2017	1,419,731
153,420	3.89	08/01/2017	154,920
292,307	3.65	09/01/2017	296,469
273,989	3.77	09/01/2017	277,852
106,526	4.94	11/01/2017	107,897
107,891	3.63	12/01/2017	108,445

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA – (continued)
$75,493	4.88%	12/01/2017	$76,171
726,189	3.46	03/01/2018	732,691
252,304	3.81	03/01/2018	255,861
2,484,587	3.47	07/01/2018	2,506,834
483,294	4.83	08/01/2018	491,496
756,596	3.54	10/01/2018	763,815
252,526	3.57	10/01/2018	255,845
122,922	3.62	10/01/2018	123,580
300,759	3.63	10/01/2018	301,939
377,200	3.81	10/01/2018	379,399
81,061	3.98	11/01/2018	81,519
18,147	3.99	11/01/2018	18,195
84,802	3.88	12/01/2018	85,274
388,146	3.31	01/01/2019	390,485
188,266	3.38	01/01/2019	189,411
66,400	3.56	04/01/2019	66,867
1,229,059	4.02	04/01/2019	1,234,711
2,769,152	3.30	05/01/2019	2,798,998
1,075,513	3.65	05/01/2019	1,082,895
620,690	3.56	06/01/2019	625,088
499,944	3.72	06/01/2019	504,972
415,499	6.13	07/01/2019	426,345
795,787	3.54	08/01/2019	803,678
877,174	4.27	08/01/2019	881,394
101,157	4.16	09/01/2019	101,424
62,184	4.89	09/01/2019	63,164
116,366	3.53	11/01/2019	117,188
3,725,800	4.71	11/01/2019	3,826,509
30,805	3.42	04/01/2020	31,140
1,495,279	5.63	05/01/2020	1,544,548
1,027,948	3.38	06/01/2020	1,041,859
339,625	3.59	06/01/2020	342,879
604,448	3.57	11/01/2020	610,457
1,206,879	3.49	12/25/2020	1,202,892
692,151	3.85	03/01/2021	700,525
217,680	4.95	09/01/2021	223,197
122,829	3.71	12/01/2021	125,018
2,064,935	4.14	01/01/2022	2,081,054
109,263	6.33	02/01/2022	113,432
261,185	4.03	05/20/2022	262,485
9,345,539	4.35	12/01/2022	9,505,684
610,175	4.84	02/01/2023	625,241
22,395	6.22	12/01/2023	22,464
1,530,090	4.80	01/01/2024	1,572,371
1,412,878	4.60	03/01/2024	1,452,097
11,314,587	3.62	04/01/2024	11,372,528
1,350,422	3.90	06/20/2024	1,358,333
96,279	5.60	08/01/2024	98,029
532,132	5.07	01/01/2025	545,510
3,432,913	3.02	03/25/2027	3,432,913
105,282	4.35	06/01/2027	106,581
66,338	4.25	12/01/2027	67,150
139,751	4.55	01/01/2028	141,620

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA – (continued)
$33,200	6.37%	01/01/2028	$33,983
467,939	5.21	05/01/2028	480,537
121,176	5.90	06/01/2028	124,976
158,002	4.99	09/01/2028	161,773
1,131,486	3.89	01/01/2029	1,137,890
64,561	3.33	06/01/2029	64,928
90,888	3.58	06/01/2029	91,379
97,880	5.78	06/01/2029	100,212
2,413,466	3.95	05/01/2030	2,428,807
132,322	5.25	02/01/2031	136,513
667,817	5.76	05/01/2031	685,038
534,088	5.50	06/01/2031	543,547
2,913,889	5.66	07/01/2031	2,913,568
1,160,823	4.05	08/01/2031	1,177,945
81,389	6.07	08/01/2031	83,070
543,273	6.18	08/01/2031	555,073
1,954,961	5.63	11/01/2031	1,969,328
769,930	5.52	12/01/2031	781,487
365,964	5.74	01/01/2032	371,785
639,347	6.88	01/01/2032	663,692
92,815	5.30	02/01/2032	95,294
579,317	6.09	02/01/2032	584,878
58,011	4.53	03/01/2032	59,091
3,505,963	6.12	03/01/2032	3,562,721
646,929	6.23	03/01/2032	657,390
383,560	4.84	04/01/2032	393,709
1,788,475	5.60	04/01/2032	1,791,343
280,132	4.36	05/01/2032	286,288
459,216	5.27	05/01/2032	470,662
802,230	5.95	07/01/2032	818,789
103,049	3.40	08/01/2032	102,846
170,792	4.19	09/01/2032	176,307
445,986	4.25	09/01/2032	460,503
121,649	4.79	09/01/2032	123,877
885,198	4.80	09/01/2032	897,950
1,817,605	5.16	09/01/2032	1,816,958
307,935	4.88	10/01/2032	317,266
286,460	5.16	10/01/2032	290,366
79,333	4.13	12/01/2032	79,629
1,073,655	4.92	12/01/2032	1,091,825
2,084,359	4.66	01/01/2033	2,098,384
1,696,000	5.00	01/01/2033	1,720,645
4,027,340	4.90	02/01/2033	4,009,418
3,847,976	4.49	03/01/2033	3,863,528
11,131,836	4.73	03/01/2033	11,181,770
14,385,007	4.76	03/01/2033	14,567,741
214,358	4.08	04/01/2033	213,712
1,238,721	4.79	04/01/2033	1,252,834
2,444,094	4.67	05/01/2033	2,461,293
5,695,164	3.88	07/01/2033	5,653,973
1,632,276	3.93	07/01/2033	1,606,902
3,253,930	4.00	07/01/2033	3,217,461
378,920	4.21	08/01/2033	383,468

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA – (continued)
$508,180	4.41%	01/01/2034	$506,094
144,772	4.51	02/01/2034	148,985
71,424	4.32	05/01/2036	72,333
128,726	4.71	11/01/2038	132,445
539,307	3.90	06/01/2040	540,606
1,947,326	5.62	07/01/2040	1,989,058
59,648	3.70	02/01/2041	60,409

			144,716,257

Adjustable Rate Government National Mortgage Association (GNMA)(a) – 9.8%
9,657,051	4.00	11/20/2033	9,641,025
7,242,978	3.75	01/20/2034	7,124,225
12,781,297	3.75	02/20/2034	12,570,939
7,135,085	3.75	04/20/2034	6,988,873
35,477,184	4.50	08/20/2034	35,519,757
6,971,715	4.75	08/20/2034	7,010,617
10,896,417	4.50	12/20/2034	10,812,147

			89,667,583

Adjustable Rate Non-Agency(a) – 6.0%
Bank of America Mortgage Securities Series 2002-J, Class A2
1,593,963	4.88	09/25/2032	1,590,344
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
600,142	4.12	08/25/2033	604,253
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 1A1
13,381,479	3.81	01/25/2035	13,401,952
Countrywide Home Loans Series 2003-37, Class 1A1
383,744	3.92	08/25/2033	385,252
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
5,091,229	5.10	03/25/2033	5,090,870
DLJ Mortgage Acceptance Corp. Series 1995-4, Class A
598,717	4.39	01/25/2025	599,586
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
4,002,873	4.71	08/25/2034	4,016,578
Sequoia Mortgage Trust Series 2004-10, Class A3A
10,343,532	3.66	11/20/2034	10,325,526
Sequoia Mortgage Trust Series 8, Class 3A
10,131,394	5.00	08/20/2032	10,080,433
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 4A2
8,846,507	4.58	02/25/2034	8,820,851

			54,915,645

Collateralized Mortgage Obligations (CMOs) – 13.6%
Interest Only(b) – 0.1%
FHLMC Series 2586, Class NX
4,016,024	4.50	08/15/2016	454,212

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(b) – (continued)
FNMA REMIC Trust Series 1990-145, Class B
$2,966	1,004.96%	12/25/2020	$55,258

			$509,470

Inverse Floaters(a) – 0.3%
FHLMC Series 1606, Class SC
2,371,638	15.24	11/15/2008	2,618,631
FNMA REMIC Trust Series 1996-20, Class SB
2,150,529	12.84	10/25/2008	316,232

			$2,934,863

Inverse Floating Rate – Interest Only(a)(b)- 0.0%
FNMA Series 1996-40, Class SG
2,390,266	13.38	03/25/2009	377,622

Planned Amortization Class (PAC) CMOs – 1.9%
FHLMC Series 1364, Class K
485,396	5.00	09/15/2007	485,661
FHLMC Series 1377, Class H
1,510,850	6.00	09/15/2007	1,508,727
FHLMC Series 1415, Class N
972,861	6.75	11/15/2007	978,566
FHLMC Series 1680, Class PJ
2,804,000	6.50	02/15/2023	2,819,498
FHLMC Series 1692, Class PJ
533,007	6.50	04/15/2023	534,220
FHLMC Series 2113, Class TE
4,432,258	6.00	01/15/2014	4,542,657
FHLMC Series 2298, Class PD
485,243	6.50	03/15/2030	486,096
FHLMC Series 2479, Class TC
2,336,070	5.50	12/15/2014	2,343,671
FNMA REMIC Trust Series 1992-193, Class HD
1,815,911	7.00	11/25/2007	1,850,985
FNMA REMIC Trust Series 1993-225, Class WC
1,518,532	6.50	12/25/2013	1,573,669
FNMA REMIC Trust Series 1993-35, Class H
309,324	6.75	02/25/2008	310,748

			$17,434,498

Regular Floater CMOs(a) – 4.6%
Collateralized Mortgage Securities Corp. Series N, Class 2
537,605	3.89	08/25/2017	541,727
FHLMC Series 1509, Class F
7,517,029	4.44	04/15/2008	7,542,655
FHLMC Series 1606, Class FC
8,706,815	3.58	11/15/2008	8,597,216
FHLMC Series 1612, Class FD
906,068	3.58	11/15/2008	894,586
FHLMC Series 1661, Class FD
7,777,645	4.88	01/15/2009	7,874,591
FHLMC Series 1665, Class FA
483,614	3.72	06/15/2023	480,929
FHLMC Series 1826, Class F
338,595	3.84	09/15/2021	338,486

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater CMOs(a) – (continued)
FNMA REMIC Trust Series 1993-190, Class F
$5,519,228	3.73%	10/25/2008	$5,455,345
FNMA REMIC Trust Series 1993-196, Class FD
467,516	3.58	10/25/2008	461,035
FNMA REMIC Trust Series 1993-214, Class FA
1,355,465	4.27	12/25/2008	1,366,484
FNMA REMIC Trust Series 1993-233, Class FA
1,181,372	3.52	12/25/2008	1,170,829
FNMA REMIC Trust Series 1994-15, Class FC
140,704	3.52	06/25/2023	140,129
FNMA Series 1993-231, Class FE
2,692,648	4.37	12/25/2008	2,720,410
FNMA Series 1998-66, Class FC
652,822	3.91	11/17/2028	658,286
FNMA Series 2001-70, Class OF
3,258,994	4.41	10/25/2031	3,314,075

			$41,556,783

Sequential Fixed Rate CMOs – 6.2%
FHLMC Series 1216, Class GC
1,333,196	7.00	03/15/2007	1,331,776
FHLMC Series 1246, Class J
307,186	7.50	05/15/2007	307,750
FHLMC Series 1423, Class FF
4,815,337	7.00	12/15/2007	4,871,795
FHLMC Series 1720, Class PJ
2,636,116	7.25	01/15/2024	2,704,717
FHLMC Series 2359, Class PC
5,003,753	6.00	07/15/2015	5,025,048
FHLMC Series 2441, Class JA
2,627,497	6.00	12/15/2029	2,629,191
FHLMC Series 2448, Class AV
2,814,266	6.50	09/15/2013	2,809,557
First Nationwide Trust Series 2001-4, Class 1A1
3,783,198	6.75	09/21/2031	3,791,650
FNMA REMIC Trust Series 1993-014, Class A
51,404	6.00	02/25/2008	51,677
FNMA REMIC Trust Series 1993-121, Class Z
11,763,439	7.00	07/25/2023	12,324,885
FNMA REMIC Trust Series 1993-135, Class PG
1,999,536	6.25	07/25/2008	2,025,196
FNMA REMIC Trust Series 1993-212, Class PC
3,588,266	4.50	09/25/2008	3,588,231
FNMA REMIC Trust Series 1996-14, Class J
640,606	6.15	03/25/2009	651,104
FNMA Series 1994-28, Class H
1,673,983	6.25	03/25/2023	1,677,745
FNMA Series 1994-72, Class J
7,455,000	6.00	06/25/2023	7,585,758
GNMA REMIC Trust 2001-27, Class VD
5,261,098	6.50	06/16/2017	5,296,512

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate CMOs – (continued)
Residential Funding Mortgage Sec I Series 2002-S9, Class A5
$105,962	6.00%	07/25/2017	$105,650

			$56,778,242

Support – 0.5%
FHLMC Series 1639, Class M
4,621,443	6.00	12/15/2008	4,659,696

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$124,251,174

Commercial Mortgage-Backed Securities (CMBS)(a)(b)(c) – 1.3%
Interest Only – 1.3%
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
142,041,083	1.14	02/15/2035	4,286,800
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.04	03/18/2036	7,053,287

			$11,340,087

Federal Home Loan Mortgage Corp. (FHLMC) – 4.9%
3,362,694	7.00	02/01/2009	3,511,186
1,971,263	7.00	03/01/2009	2,057,293
4,408,777	7.00	04/01/2009	4,605,653
1,840,998	7.00	05/01/2009	1,921,342
1,734,127	7.00	06/01/2009	1,809,807
1,586,499	7.50	06/01/2009	1,653,104
251,023	6.50	03/01/2013	260,864
592,501	6.50	04/01/2013	615,729
349,207	6.50	05/01/2013	362,897
598,580	6.50	06/01/2013	622,046
5,589,887	8.00	12/01/2015	5,916,560
871,190	6.00	05/01/2017	899,067
980,187	7.00	04/01/2021	1,031,677
580,906	7.00	08/01/2021	611,420
4,238,044	7.00	03/01/2022	4,459,127
1,698,077	7.00	05/01/2022	1,786,660
6,846,450	7.00	06/01/2022	7,203,604
86,045	7.00	12/01/2025	90,649
4,591,066	6.50	12/01/2032	4,751,036
618,064	6.50	03/01/2033	639,054

			44,808,775

Federal National Mortgage Association (FNMA) – 6.8%
2,436,614	6.00	09/01/2011	2,511,871
2,728,941	6.50	04/01/2012	2,837,233
5,620,455	6.00	05/01/2012	5,799,316

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,340,789	6.50%	05/01/2012	$1,393,996
5,047,485	6.00	06/01/2012	5,208,638
1,501,704	6.50	06/01/2012	1,561,291
17,724,843	5.50	01/01/2013	18,108,183
2,309,919	8.00	01/01/2016	2,470,780
1,086,751	7.00	03/01/2017	1,135,918
524,917	7.00	05/01/2017	548,665
13,318,820	5.50	03/01/2018	13,586,378
1,743,048	5.50	04/01/2018	1,778,063
597,704	7.00	07/01/2021	630,585
832,326	7.00	11/01/2021	878,115
568,862	7.00	12/01/2021	600,157
776,280	7.00	01/01/2022	818,985
151,412	7.00	02/01/2022	159,742
597,217	7.00	01/01/2028	628,151
871,647	6.50	04/01/2033	901,370

			61,557,437

Government National Mortgage Association (GNMA) – 0.0%
51,199	7.00	12/15/2025	54,126
271,560	7.00	04/15/2026	286,876

			341,002

TOTAL MORTGAGE-BACKED OBLIGATIONS			$573,303,408

Agency Debentures – 26.8%
Federal Farm Credit Bank
$20,000,000	1.85%	03/03/2006	$19,754,880
Federal Home Loan Bank
24,000,000	2.50	03/30/2006	23,765,712
65,000,000	3.00	05/15/2006	64,474,995
Federal National Mortgage Association
50,000,000	3.25	03/17/2006	49,774,050
20,900,000	2.15	04/13/2006	20,633,149
8,900,000	2.35	04/29/2006	8,790,735
40,000,000	3.01	06/02/2006	39,623,280
17,000,000	3.25	06/28/2006	16,863,184

TOTAL AGENCY DEBENTURES			$243,679,985

Asset-Backed Securities – 4.0%
Auto – 0.6%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$5,041,168	4.61%	01/12/2009	$5,056,914

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)
Home Equity(a) – 3.4%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$9,540,445	3.61%	12/15/2029	$9,566,065
Impac CMB Trust Series 2003-6, Class A
6,596,655	3.78	07/25/2033	6,598,087
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV
110,138	3.91	10/25/2033	110,189
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
15,000,000	3.81	07/25/2035	15,040,829

			31,315,170

TOTAL ASSET-BACKED SECURITIES			$36,372,084

U.S. Treasury Obligations – 6.4%
United States Treasury Notes
$30,000,000	3.75%	05/15/2008	$29,760,930
4,500,000	4.00	02/15/2015	4,396,815
United States Treasury Principal-Only Stripped Securities(d)
17,920,000	0.00 (e)	05/15/2011	17,364,731
15,000,000	0.00	11/15/2022	6,778,650

TOTAL U.S. TREASURY OBLIGATIONS			$58,301,126

TOTAL INVESTMENTS — 100.1%			$911,656,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 11,340,087, which represents approximately 1.3% of net assets as of July 31, 2005.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) A portion of these securities is segregated as collateral for futures contracts.

Investment Abbreviation:
REMIC — Real Estate Mortgage Investment Conduit

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS – At July 31, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	171	September 2005	$41,050,688	$(75,394)
Eurodollars	(47)	December 2005	(11,248,863)	17,465
Eurodollars	(18)	March 2006	(4,303,350)	18,839
Eurodollars	(100)	June 2006	(23,892,500)	89,660
Eurodollars	(653)	September 2006	(155,960,888)	480,482
Eurodollars	(313)	December 2006	(74,728,750)	185,999
U.S. Treasury Bonds	421	September 2005	48,546,563	(624,180)
2 Year U.S. Treasury Notes	(463)	September 2005	(95,602,266)	437,373
5 Year U.S. Treasury Notes	(720)	September 2005	(77,186,250)	69,152

			$(353,325,616)	$599,396

INVESTMENT VALUATION – Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

SWAP CONTRACTS – At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	$72,840	05/05/2008	4.35%	Floating	$(313,336)
Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	29,200	05/05/2008	4.41%	Floating	(93,382)
Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	18,500	05/06/2008	4.35%	Floating	(79,481)
Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	29,920	06/09/2008	4.00%	Floating	(323,704)
Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	14,990	06/20/2008	4.30%	Floating	(80,277)
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	60,000	06/28/2010	Floating	4.15%	1,047,444
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	31,200	05/04/2011	Floating	4.53%	182,592
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	12,500	05/05/2011	Floating	4.58%	49,166
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	7,900	05/06/2011	Floating	4.54%	44,668
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	30,700	06/07/2016	Floating	4.36%	1,053,173
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	15,500	06/20/2016	Floating	4.62%	222,634
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	41,000	11/12/2019	Floating	5.07%	(989,900)
Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	11,760	06/09/2036	4.64%	Floating	(628,163)
Interest Rate	Banc of America				3 month LIBOR
	Securities LLC	6,040	06/20/2036	4.88%	Floating	(105,987)

Total						$(14,553)

LIBOR – London Interbank Offered Rate

TAX INFORMATION – At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$919,853,337

Gross unrealized gain	1,086,308
Gross unrealized loss	(9,283,042)

Net unrealized security loss	$(8,196,734)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations – 34.5%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) – 0.1%
$285,042	5.33	%(b)	05/01/2018	$289,343
221,363	5.76		10/01/2025	228,087

				517,430

Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 9.4%
618,064	4.29		11/01/2017	622,982
791,557	4.64		02/01/2018	799,771
383,889	0.00		02/25/2018	346,914
486,259	8.34		02/25/2018	554,728
407,285	4.88		06/01/2018	416,603
776,628	4.80		03/01/2019	787,541
741,584	5.67		05/01/2020	766,019
755,058	4.64		12/01/2020	764,018
281,184	5.66		01/01/2023	289,374
15,766,045	4.37		08/01/2029	15,830,872
1,056,114	5.58		07/01/2032	1,053,049
800,228	5.73		07/01/2032	805,984
2,217,185	5.30		01/01/2033	2,241,341
16,106,780	4.24		05/01/2033	16,043,068
2,656,466	4.01		08/01/2033	2,615,485
11,913,574	4.42		02/01/2034	11,885,598
6,360,501	4.30		03/01/2034	6,339,372
10,666,578	4.26		06/01/2034	10,662,205
7,626,721	4.29		07/01/2034	7,616,578
9,886,215	5.04		03/01/2035	9,980,332

				90,421,834

Adjustable Rate Government National Mortgage Association (GNMA)(a) – 8.4%
4,828,525	4.00		11/20/2033	4,820,513
2,515,268	3.75		01/20/2034	2,474,028
5,953,839	3.75		02/20/2034	5,855,849
7,007,966	3.75		05/20/2034	6,836,343
3,592,990	4.50		05/20/2034	3,598,405
8,250,281	4.50		07/20/2034	8,224,181
6,104,116	4.75		08/20/2034	6,138,176
20,146,785	4.50		09/20/2034	20,082,046
13,234,709	4.75		09/20/2034	13,217,968
4,625,717	4.75		10/20/2034	4,647,319
5,624,706	4.75		12/20/2034	5,651,086

				81,545,914

Collateralized Mortgage Obligations (CMOs) – 10.7%
Interest Only(c) – 0.1%
FHLMC Series 2541, Class QI
488,117	6.00		01/15/2029	1,896
FHLMC Series 2575, Class IB
3,809,206	5.50		08/15/2030	416,991
FHLMC Series 2586, Class NX
2,242,144	4.50		08/15/2016	253,587

				$672,474

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
$93,485	16.40%	11/25/2020	$120,673
GNMA Series 2001-59, Class SA
31,376	15.25	11/16/2024	35,701

			$156,374

IOette(c) – 0.0%
FHLMC Series 1161, Class U
	1,172.
2,402	81	11/15/2021	4,315

Planned Amortization Class (PAC) – Interest Only(c) – 0.0%
FHLMC Series 1587, Class HA
200,216	6.50	10/15/2008	12,692

Planned Amortization Class (PAC) CMOs – 7.9%
FHLMC Series 1327, Class HA
751,344	7.50	07/15/2007	750,509
FHLMC Series 1377, Class H
3,556,714	6.00	09/15/2007	3,551,718
FHLMC Series 1415, Class N
316,180	6.75	11/15/2007	318,034
FHLMC Series 1429, Class G
920,528	7.00	11/15/2007	928,975
FHLMC Series 1475, Class K
1,021,264	7.00	02/15/2008	1,035,552
FHLMC Series 1556, Class H
2,063,000	6.50	08/15/2013	2,132,570
FHLMC Series 1564, Class H
2,898,841	6.50	08/15/2008	2,942,608
FHLMC Series 1601, Class PL
1,528,538	6.00	10/15/2008	1,550,707
FHLMC Series 1606, Class H
2,659,027	6.00	11/15/2008	2,699,105
FHLMC Series 1655, Class K
14,000,000	6.50	01/15/2009	14,303,835
FHLMC Series 1703, Class GB
12,980,566	6.50	02/15/2009	13,149,785
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,810,530
FNMA REMIC Trust Series 1992-142, Class K
1,748,191	7.00	08/25/2007	1,779,538
FNMA REMIC Trust Series 1993-010, Class PH
166,509	6.50	12/25/2007	166,739
FNMA REMIC Trust Series 1993-028, Class PJ
1,093,393	7.00	03/25/2008	1,108,342
FNMA REMIC Trust Series 1993-052, Class J
3,215,113	6.50	04/25/2008	3,264,613
FNMA REMIC Trust Series 1993-121, Class Z
6,535,244	7.00	07/25/2023	6,847,159
FNMA REMIC Trust Series 1993-126, Class PG
3,140,013	6.50	07/25/2008	3,204,501
FNMA REMIC Trust Series 1993-135, Class PG
2,285,184	6.25	07/25/2008	2,314,510

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
PAC CMOs – (continued)
FNMA Series 1993-118, Class J
$1,526,712	6.50%	06/25/2008	$1,538,996
FNMA Series 1993-207, Class G
2,848,816	6.15	04/25/2023	2,884,378
FNMA Series 1994-23, Class PE
539,398	6.00	08/25/2022	539,671
FNMA Series 2002-22, Class VB
2,111,430	6.50	08/25/2009	2,125,515
GNMA REMIC Trust Series 2002-45, Class QD
3,129,844	6.50	06/20/2031	3,156,879

			$76,104,769

Principal Only(d) – 0.0%
FNMA REMIC Trust Series G92-28, Class A
60,943	0.00	05/25/2007	60,259

Regular Floater CMOs(a) – 0.8%
FNMA REMIC Trust Series 2001-60, Class OF
4,888,491	4.41	10/25/2031	4,970,978
FNMA Series 2001-70, Class OF
2,444,246	4.41	10/25/2031	2,485,556

			$7,456,534

Sequential Fixed Rate CMOs – 1.4%
FHLMC Series 108, Class G
1,090,347	8.50	12/15/2020	1,088,986
FHLMC Series 1980, Class Z
3,593,231	7.00	07/15/2027	3,734,840
FHLMC Series 2019, Class Z
3,637,725	6.50	12/15/2027	3,766,758
FNMA REMIC Trust Series 1989-66, Class J
1,329,479	7.00	09/25/2019	1,388,562
FNMA REMIC Trust Series 1990-16, Class E
867,223	9.00	03/25/2020	932,291
FNMA REMIC Trust Series 1992-33, Class K
1,967,764	8.50	03/25/2018	2,127,086
GNMA REMIC Trust Series 1995-3, Class DQ
170,107	8.05	06/16/2025	180,033

			$13,218,556

Target Amortization Class (TAC) – 0.5%
FNMA REMIC Trust Series 1994-18, Class D
5,333,333	6.75	02/25/2024	5,439,039

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$103,125,012

Federal Home Loan Mortgage Corp. (FHLMC) – 1.8%
8,482,456	4.50	05/01/2008	8,414,829
34,231	7.00	01/01/2009	35,725
62,957	7.00	02/01/2009	65,704
34,135	7.00	03/01/2009	35,370
90,320	7.00	04/01/2009	94,073
89,663	7.00	05/01/2009	93,577
5,112	6.50	05/01/2010	5,310

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$57,031	6.50%	06/01/2010	$59,179
833,313	6.50	07/01/2010	864,700
146,080	7.00	07/01/2010	152,455
1,152	6.50	08/01/2010	1,196
182,976	7.00	01/01/2011	189,595
75,987	7.00	12/01/2012	79,469
273,663	6.50	01/01/2013	284,391
167,461	6.50	04/01/2013	174,026
326,025	6.50	05/01/2013	338,805
156,132	6.50	06/01/2013	162,253
131,211	6.50	10/01/2013	136,355
269,279	8.50	10/01/2015	289,695
1,934,217	8.00	12/01/2015	2,047,252
81,834	7.00	03/01/2016	85,552
3,141,630	7.00	04/01/2022	3,305,517
53,966	7.50	01/01/2031	57,396
737,850	6.50	12/01/2032	763,559

			17,735,983

Federal National Mortgage Association (FNMA) – 4.0%
4,464	7.00	11/01/2007	4,661
95,201	7.00	12/01/2007	99,387
2,468	7.00	05/01/2008	2,577
21,035	7.00	08/01/2008	21,968
711,667	7.00	09/01/2008	743,231
16,633	7.00	12/01/2009	17,371
110,922	8.50	05/01/2010	115,720
1,806	7.00	06/01/2010	1,886
9,206	7.00	08/01/2010	9,640
6,005	7.00	01/01/2011	6,215
85,049	7.00	07/01/2011	88,034
2,428	7.00	11/01/2011	2,513
7,185,147	5.50	01/01/2013	7,340,543
103,115	6.00	01/01/2014	106,331
314,619	6.00	03/01/2014	324,433
31,008	5.50	04/01/2014	31,424
34,393	8.50	09/01/2015	36,957
311,064	8.50	10/01/2015	334,257
89,674	8.50	12/01/2015	96,441
1,609,202	5.50	07/01/2018	1,641,529
920,358	5.50	08/01/2018	938,847
1,140,416	5.50	09/01/2018	1,163,325
148,936	5.50	12/01/2018	151,928
245,219	7.00	11/01/2019	259,096
221,275	8.00	02/01/2031	236,692
5,730,125	6.00	03/01/2033	5,850,454
11,181,321	6.50	04/01/2033	11,562,597
7,552,895	6.50	03/01/2035	7,821,553

			39,009,610

GNMA – 0.1%
129,327	6.50	06/15/2008	132,845

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$69,812	6.50%	07/15/2008	$71,711
185,884	6.50	08/15/2008	190,941
105,430	6.50	09/15/2008	108,298
23,313	6.50	10/15/2008	23,947
6,325	6.50	11/15/2008	6,497
16,561	9.00	12/15/2008	17,413
16,100	6.50	01/15/2009	16,628
47,430	9.00	01/15/2009	50,331
1,691	6.50	03/15/2009	1,737
8,664	6.50	04/15/2009	8,948
109,976	6.50	05/15/2009	113,583
9,118	6.50	07/15/2009	9,417
19,468	6.50	11/15/2009	20,106
8,170	9.00	01/15/2010	8,737
101,164	9.00	07/15/2012	109,681

			890,820

TOTAL MORTGAGE-BACKED OBLIGATIONS			$333,246,603

Agency Debentures — 37.0%
Federal Farm Credit Bank
$10,000,000	4.90%	03/21/2006	$10,056,260
2,000,000	5.40	05/10/2006	2,020,402
12,500,000	6.60 (b)	07/07/2006	12,789,675
Federal Home Loan Bank
4,000,000	1.70	12/30/2005	3,966,604
20,000,000	2.50	03/13/2006	19,820,540
3,000,000	2.75	05/15/2006	2,970,012
25,000,000	3.00	05/15/2006	24,798,075
3,000,000	5.38	05/15/2006	3,030,459
9,000,000	2.50	05/19/2006	8,889,858
6,000,000	2.32	07/24/2006	5,894,970
10,000,000	2.30	08/30/2006	9,807,720
20,400,000	3.75	01/16/2007	20,277,355
20,000,000	4.88	02/15/2007	20,185,730
22,500,000	3.50	05/15/2007	22,221,522
10,000,000	2.90	06/11/2007	9,765,140
7,000,000	3.79	11/28/2008	6,819,274
Federal Home Loan Mortgage Corp.
10,000,000	2.81	02/02/2006	9,944,020
7,400,000	2.15	02/10/2006	7,331,299
15,000,000	2.27	04/28/2006	14,808,660
5,000,000	3.50	04/15/2008	4,899,010
16,000,000	3.00	07/09/2008	15,424,224
Federal National Mortgage Association
6,500,000	2.15	04/13/2006	6,417,008
12,500,000	2.25	05/26/2006	12,319,450
8,000,000	3.01	06/02/2006	7,924,656
16,000,000	3.25	06/28/2006	15,871,232
15,000,000	3.25	07/12/2006	14,880,566
4,500,000	2.75	08/11/2006	4,437,701
20,000,000	3.05	10/13/2006	19,748,286
10,000,000	2.20	12/04/2006	9,738,180
19,000,000	3.55	01/12/2007	18,834,202
9,700,000	3.65	11/30/2007	9,572,241

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Small Business Administration
$498,393	7.20%	06/01/2017	$527,344
967,541	6.30	05/01/2018	1,010,825
1,121,138	6.30	06/01/2018	1,172,054

TOTAL AGENCY DEBENTURES			$358,174,554

U.S. Treasury Obligations — 11.8%
United States Treasury Notes
$71,300,000	3.63%	04/30/2007	$70,843,681
4,300,000	3.75	05/15/2008	4,265,385
3,900,000	4.00	02/15/2015	3,810,573
United States Treasury Principal-Only Stripped Securities(d)
30,000,000	0.00	05/15/2011	29,070,420
13,000,000	0.00	11/15/2022	5,874,440

TOTAL U.S. TREASURY OBLIGATIONS			$113,864,499

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 83.3%			$805,285,656

Repurchase Agreement(e) — 14.9%
Joint Repurchase Agreement Account II
$143,600,000	3.31%	08/01/2005	$143,600,000
Maturity Value: $143,639,646

TOTAL INVESTMENTS — 98.2%			$948,885,656

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Joint repurchase agreement was entered into on July 29, 2005.

Investment Abbreviation:
REMIC — Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	(305)	September 2005	$(73,219,063)	$26,953
Eurodollars	(206)	December 2005	(49,303,525)	96,147
Eurodollars	10	September 2006	2,388,375	(5,581)
Eurodollars	146	December 2006	34,857,500	(109,649)
Eurodollars	10	March 2007	2,387,375	(8,784)
Eurodollars	10	June 2007	2,386,875	(6,159)
U.S. Treasury Bonds	(29)	September 2005	(3,344,063)	15,412
2 Year U.S. Treasury Notes	1,967	September 2005	406,154,768	(2,146,434)
5 Year U.S. Treasury Notes	(251)	September 2005	(26,907,984)	65,079

			$295,400,258	$(2,073,016)

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $143,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	$35,490	05/05/2008	4.35%	Floating	$(152,667)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	14,500	05/05/2008	4.41%	Floating	(46,371)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	9,100	05/06/2008	4.35%	Floating	(39,096)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	8,400	05/12/2008	4.47%	Floating	(17,809)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	24,850	06/09/2008	4.00%	Floating	(268,852)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	13,350	06/20/2008	4.30%	Floating	(71,495)
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	55,000	06/28/2010	Floating	4.15%	960,157
	JP Morgan			3 month LIBOR
Interest Rate	Securities Inc.	15,200	05/04/2011	Floating	4.53%	88,955
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	6,200	05/05/2011	Floating	4.58%	24,386
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	3,900	05/06/2011	Floating	4.54%	22,052
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	3,600	05/10/2011	Floating	4.64%	5,063
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	25,500	06/07/2016	Floating	4.36%	874,785
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	13,800	06/20/2016	Floating	4.62%	198,217
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	9,770	06/09/2036	4.64%	Floating	(521,867)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	5,370	06/20/2036	4.88%	Floating	(94,230)

TOTAL						$961,228

LIBOR – London Interbank Offered Rate

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$957,501,933

Gross unrealized gain	449,551
Gross unrealized loss	(9,065,828)

Net unrealized security loss	$(8,616,277)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations – 43.3%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) – 1.4%
$11,065,830	3.51%	09/01/2033	$10,797,496

Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 1.0%
377,311	4.49	03/01/2033	378,836
7,606,549	4.33	01/01/2035	7,540,759

			7,919,595

Adjustable Rate Non-Agency(a) – 6.8%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
300,071	4.12	08/25/2033	302,126
Countrywide Home Loans Series 2003-37, Class 1A1
383,744	3.92	08/25/2033	385,252
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
888,005	5.10	03/25/2033	887,942
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,728,051	3.84	11/25/2034	1,732,994
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
7,929,229	3.73	11/25/2029	7,909,651
Sequoia Mortgage Trust Series 2004-09, Class A2
5,052,574	3.66	10/20/2034	5,052,460
Sequoia Mortgage Trust Series 2005-02, Class A2
5,076,777	3.36	03/20/2035	5,070,463
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
441,988	4.66	02/25/2034	444,626
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
3,818,937	4.49	05/25/2034	3,750,922
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,618,908	5.00	07/25/2033	1,600,582
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,894,541	4.70	11/25/2033	2,893,894
Thornburg Mortgage Securities Trust Series 2004-3, Class A
4,814,852	3.83	09/25/2034	4,828,232
Washington Mutual Series 2005-AR11, Class A1A(b)
7,000,000	3.79	09/25/2040	7,000,000
Washington Mutual Series 2005-AR8, Class 2A1A(b)
10,000,000	3.68	07/25/2045	10,000,000

			51,859,144

Collateralized Mortgage Obligations (CMOs) – 1.9%
Interest Only(b) – 0.0%
Bear Stearns Asset Backed Securities Series 2003-AC2, Class AI0
3,150,000	5.00	10/25/2005	26,563
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
1,350,624	0.39	10/25/2033	9,725
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
267,322	5.50	06/25/2033	15,030

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(b) – (continued)
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
$436,054	0.78%	07/25/2033	$5,291
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
456,092	0.60	08/25/2033	4,540
FNMA Series 151, Class 2
41,888	9.50	07/25/2022	9,786
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
158,827	0.68	08/25/2033	2,111
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
64,413	1.16	07/25/2033	1,363
Washington Mutual Series 2003-AR04, Class X1(a)
3,230,203	1.18	01/25/2008	61,225
Washington Mutual Series 2003-AR07, Class X(a)
1,745,142	0.95	06/25/2008	16,666
Washington Mutual Series 2003-AR12, Class X(a)
8,097,600	0.50	02/25/2034	54,059

			$206,359

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
132,622	15.41	10/16/2031	150,906
GNMA Series 2001-51, Class SA
106,279	17.73	10/16/2031	127,953
GNMA Series 2001-51, Class SB
133,369	15.41	10/16/2031	154,148
GNMA Series 2001-59, Class SA
111,600	15.25	11/16/2024	126,985
GNMA Series 2002-13, Class SB
464,448	21.66	02/16/2032	627,030

			$1,187,022

Principal Only(c) – 0.0%
FNMA REMIC Trust Series G-35, Class N
35,477	0.00	10/25/2021	30,605

Regular Floater CMOs(a) – 0.1%
FHLMC Series 1760, Class ZB
399,209	3.62	05/15/2024	393,704

Sequential Fixed Rate CMOs – 1.7%
FHLMC Series 2329, Class ZA
6,515,203	6.50	06/15/2031	6,780,654
FNMA REMIC Trust Series 1993-78, Class H
82,559	6.50	06/25/2008	84,286
FNMA REMIC Trust Series 1994-42, Class ZQ
4,420,546	7.00	04/25/2024	4,637,399
FNMA Series 2001-53, Class GH
1,186,651	8.00	09/25/2016	1,253,993

			$12,756,332

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$14,574,022

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities (CMBS) – 0.7%
Interest Only(a)(b)(d) – 0.6%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$21,284,147	1.26%	03/13/2040	$1,077,503
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
13,476,559	1.82	05/15/2038	839,537
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
23,444,107	1.07	01/15/2038	952,098
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
24,852,828	1.51	02/11/2036	1,463,680

			$4,332,818

Sequential Fixed Rate CMBS – 0.1%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
600,000	6.55	01/17/2035	624,179

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			$4,956,997

Federal Home Loan Mortgage Corp. (FHLMC) – 8.7%
3,100,718	5.50	12/01/2008	3,150,309
303,472	7.00	06/01/2009	316,716
1,969,355	6.50	12/01/2013	2,046,560
57,060	6.50	02/01/2014	59,297
7,065,675	7.50	11/01/2014	7,500,173
31,232	7.00	02/01/2015	32,662
3,350,365	5.50	07/01/2015	3,419,375
349,807	8.00	07/01/2015	373,252
39,019	7.00	01/01/2016	40,791
96,663	7.00	02/01/2016	101,054
932,006	5.50	05/01/2018	950,712
4,272,750	5.50	06/01/2018	4,358,505
42,493	6.50	08/01/2022	44,059
32,754	7.50	03/01/2027	34,908
1,736,735	6.50	07/01/2028	1,797,577
8,882,847	6.50	12/01/2029	9,222,403
27,255	8.00	07/01/2030	29,375
59,526	7.50	12/01/2030	63,310
22,075	7.50	01/01/2031	23,478
730,800	7.00	04/01/2031	768,314
416,760	6.50	07/01/2031	432,692
2,781,578	6.50	12/01/2031	2,878,933
16,396,663	6.50	12/01/2032	16,967,985
661,153	6.50	04/01/2033	684,752
2,290,575	6.00	05/01/2033	2,338,605
7,052,541	6.50	12/01/2033	7,292,054
1,807,797	6.50	03/01/2034	1,869,192

			66,797,043

Principal	Interest	Maturity
Amount	Rate	Date		Value

Mortgage-Backed Obligations – (continued)
Federal National Mortgage Association (FNMA) – 22.8%
$6,499,410	6.28%	12/01/2008		$6,765,685
1,125,674	5.50	05/01/2009		1,124,900
6,391,867	5.50	09/01/2014		6,523,771
201,857	7.00	03/01/2015		210,988
67,905	8.00	01/01/2016		72,657
925,349	4.50	04/01/2018		911,445
856,290	4.50	06/01/2018		843,424
2,284,955	5.00	09/01/2018		2,292,279
56,617	4.50	10/01/2018		55,766
11,337,140	5.00	10/01/2018		11,373,480
792,021	4.50	11/01/2018		780,121
25,535	4.50	01/01/2019		25,133
1,619,961	4.50	02/01/2019		1,595,144
80,853	6.50	10/01/2028		83,938
80,603	6.50	11/01/2028		83,677
35,299	7.50	07/01/2029		37,538
15,567	7.50	08/01/2029		16,555
14,817	7.50	10/01/2029		15,757
379,940	6.50	12/01/2029		394,523
248	7.50	01/01/2030		264
6,934	7.50	02/01/2030		7,373
1,315,513	7.00	07/01/2031		1,382,167
112,975	6.50	09/01/2031		117,078
1,060,917	6.50	11/01/2031		1,099,451
1,860,630	6.50	12/01/2031		1,928,336
36,481	6.50	01/01/2032		37,806
3,715,121	6.50	07/01/2032		3,848,249
604,870	6.50	12/01/2032		626,899
43,842	6.50	01/01/2034		45,440
13,427,369	6.50	03/01/2035		13,904,983
116,000,000	5.50	TBA-15yr	(e)	118,320,000

				174,524,827

Government National Mortgage Association (GNMA) – 0.0%
94,876	6.50	12/15/2026		98,972

TOTAL MORTGAGE-BACKED OBLIGATIONS				$331,528,096

Agency Debentures – 25.6%
Federal Farm Credit Bank
$3,000,000	6.60%	07/07/2006		$3,069,522
Federal Home Loan Bank
1,000,000	5.68 (f)	12/03/2005		1,030,932
4,000,000	1.70	12/30/2005		3,966,604
31,500,000	2.50	03/13/2006		31,217,350
5,000,000	3.00	05/15/2006		4,959,615
2,700,000	5.38	05/15/2006		2,727,413
17,000,000	2.88	05/23/2006		16,841,101
4,510,000	2.10	10/13/2006		4,401,193
5,800,000	3.38	10/05/2007		5,689,603
2,000,000	3.38	02/15/2008		1,955,975

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures – (continued)
Federal Home Loan Bank – (continued)
$3,900,000	3.50%	02/13/2009	$3,782,966
3,000,000	7.63	05/14/2010	3,395,279
Federal Home Loan Mortgage Corp.
18,000,000	5.25	01/15/2006	18,110,304
6,600,000	2.15	02/10/2006	6,538,726
12,000,000	7.00	03/15/2010	13,295,542
4,976,000	4.13	07/12/2010	4,910,630
1,661,000	6.88	09/15/2010	1,845,420
Federal National Mortgage Association
7,000,000	3.25	06/28/2006	6,943,664
4,000,000	3.25	07/12/2006	3,968,151
6,500,000	3.13	03/16/2009	6,222,944
10,000,000	6.63	09/15/2009	10,836,900
12,000,000	7.25	01/15/2010	13,370,004
12,000,000	7.13	06/15/2010	13,408,302
New Valley Generation II
3,533,005	5.57	05/01/2020	3,631,194
Small Business Administration
705,314	6.70	12/01/2016	738,020
643,891	7.15	03/01/2017	678,562
484,287	7.50	04/01/2017	513,830
238,615	7.30	05/01/2017	252,633
192,707	6.80	08/01/2017	202,327
483,770	6.30	05/01/2018	505,413
448,455	6.30	06/01/2018	468,822
Tennessee Valley Authority(f)
6,000,000	4.88	12/15/2006	6,223,906

TOTAL AGENCY DEBENTURES			$195,702,847

Asset-Backed Securities – 5.9%
Auto – 0.2%
CPS Auto Trust Series 2002-A, Class A2
$1,592,929	4.81%	12/15/2008	$1,599,897
MFN Auto Receivables Trust Series 2002-A, Class A2(d)
214,460	4.92	03/15/2008	214,527

			1,814,424

Home Equity(a) – 5.6%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
3,000,000	3.61	05/25/2035	2,997,657
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
4,867,062	3.82	10/25/2034	4,867,962
Countrywide Alternative Loan Trust Series 2005-38, Class A3
8,000,000	3.84	09/25/2035	8,000,000
Countrywide Home Equity Loan Trust Series 2004-I, Class A
3,742,805	3.68	02/15/2034	3,744,561
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
4,531,207	3.69	12/15/2033	4,539,703
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
4,449,535	3.57	05/15/2035	4,447,448

Principal	Interest	Maturity
Amount	Rate	Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Impac CMB Trust Series 2004-8, Class 1A
$3,206,405	3.82	10/25/2034	3,215,992
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
6,000,000	3.65%	03/25/2035	$5,996,979
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
2,871,786	3.80	12/25/2034	2,877,618
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
1,850,385	3.81	08/25/2034	1,854,679

			42,542,599

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
381,487	8.33	04/01/2030	411,850

TOTAL ASSET-BACKED SECURITIES			$44,768,873

U.S. Treasury Obligations – 20.6%
United States Treasury Bonds
$8,000,000	4.75%	05/15/2014	$8,280,641
900,000	6.88	08/15/2025	1,172,034
United States Treasury Interest-Only Stripped Securities(b)
4,000,000	0.00	08/15/2013	2,837,200
United States Treasury Notes
50,400,000	3.75	05/15/2008	49,994,280
13,700,000	4.00	04/15/2010	13,609,442
4,000,000	3.88	07/15/2010	3,955,312
750,000	4.00	02/15/2015	732,802
5,200,000	4.13	05/15/2015	5,134,189
United States Treasury Principal-Only Stripped Securities(c)
38,000,000	0.00	02/15/2019	20,617,660
18,000,000	0.00	05/15/2020	9,180,540
61,950,000	0.00	11/15/2021	29,358,724
28,550,000	0.00	11/15/2022	12,901,174

TOTAL U.S. TREASURY OBLIGATIONS (Cost $157,518,441)			$157,773,998

Municipal Obligations – 1.0%
Insured Revenue Bonds – 1.0%
New Jersey Economic Development Authority Series A
$2,000,000	7.43%	02/15/2029	$2,594,420
Sales Tax Asset Receivable Taxable Series B
5,500,000	3.60	10/15/2008	5,358,540

TOTAL MUNICIPAL OBLIGATIONS			$7,952,960

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 96.4%			$737,726,774

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(g) – 18.0%
Joint Repurchase Agreement Account II
$137,700,000	3.31%	08/01/2005	$137,700,000
Maturity Value: $137,738,017

TOTAL INVESTMENTS — 114.4%			$875,426,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 4,547,345, which represents approximately 0.6% of net assets as of July 31, 2005.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(g) Joint repurchase agreement was entered into on July 29, 2005.

Investment Abbreviation:
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(25)	September 2005	$(6,001,563)	$1,855
Eurodollars	(198)	December 2005	(47,388,825)	95,022
Eurodollars	41	March 2006	9,802,075	(17,564)
Eurodollars	90	June 2006	21,503,250	(88,181)
Eurodollars	(381)	September 2006	(90,997,088)	297,475
Eurodollars	78	December 2006	18,622,500	(52,002)
U.S. Treasury Bonds	258	September 2005	29,750,625	(433,719)
2 Year U.S. Treasury Notes	(131)	September 2005	(27,049,453)	81,508
5 Year U.S. Treasury Notes	172	September 2005	18,438,938	(80,564)
10 Year U.S. Treasury Notes	70	September 2005	7,768,906	(91,414)

			$(65,550,635)	$(287,584)

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $137,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

GOLDMAN SACHS GOVERNMENT INCOME FUND

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments	Unrealized
	Swap	Amount	Termination	made by	received by	Gain
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	(Loss)

				3 month LIBOR
Interest Rate	Banc of America Securities LLC	$20,000	12/25/2006	Floating	3.43%	$(235,294)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	30,000	04/07/2008	Floating	4.34%	(79,704)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	82,180	05/05/2008	Floating	4.35%	(353,514)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	33,200	05/05/2008	Floating	4.41%	(106,174)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	21,100	05/06/2008	Floating	4.35%	(90,652)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	19,600	05/12/2008	Floating	4.47%	(41,554)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	22,610	06/09/2008	Floating	4.00%	(244,618)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,700	06/20/2008	Floating	4.30%	(62,658)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	50,000	06/28/2010	4.15%	Floating	872,870
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	35,200	05/04/2011	4.53%	Floating	206,001
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	14,200	05/05/2011	4.56%	Floating	55,853
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	9,000	05/06/2011	4.53%	Floating	50,888
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	8,400	05/10/2011	4.64%	Floating	11,815
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	24,000	03/07/2012	Floating	4.60%	(24,005)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	30,000	12/09/2014	Floating	4.64%	(134,790)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	12,000	03/17/2015	Floating	4.91%	191,680
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,200	05/18/2015	Floating	4.68%	(32,508)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	9,000	05/25/2015	Floating	4.53%	(127,447)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	23,200	06/07/2016	4.36%	Floating	795,883
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	12,100	06/20/2016	4.62%	Floating	173,798
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	43,000	11/02/2019	4.87%	Floating	(134,913)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	35,000	11/12/2019	5.07%	Floating	(845,036)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	8,890	06/09/2036	Floating	4.64%	(474,861)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	13,200	04/09/2035	Floating	5.27%	648,668
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	4,710	06/20/2036	Floating	4.88%	(82,649)

TOTAL						$(62,921)

LIBOR – London Interbank Offered Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$878,209,181

Gross unrealized gain	2,389,424
Gross unrealized loss	(5,171,831)

Net unrealized security loss	$(2,782,407)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders.

This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs U.S. Mortgages Fund

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 81.7%
Adjustable Rate Federal National Mortgage Association (FNMA)(a) – 5.3%
$66,935	3.65%	07/01/2022	$68,375
75,411	3.87	07/01/2027	76,499
135,687	3.87	11/01/2027	137,643
36,776	3.87	01/01/2031	37,057
47,463	3.87	06/01/2032	47,906
63,426	3.65	08/01/2032	64,006
154,198	3.65	05/01/2033	155,754
5,681,759	4.48	05/01/2033	5,673,516
1,048,667	4.87	06/01/2033	1,055,485
1,363,844	4.38	12/01/2033	1,356,922
2,589,662	3.49	05/01/2034	2,496,437
2,290,408	4.58	08/01/2034	2,278,886
7,678,202	4.60	02/01/2035	7,643,395
63,816	3.87	11/01/2035	64,480
281,450	3.87	12/01/2037	283,980
141,195	3.87	01/01/2038	142,471
111,489	3.87	11/01/2040	112,506

			21,695,318

Adjustable Rate Government National Mortgage Association (GNMA)(a) – 0.2%
GNMA
927,355	4.50	12/20/2034	920,183

Adjustable Rate Non-Agency(a) – 2.7%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
628,681	3.83	10/25/2034	630,146
Bear Stearns Alt-A Trust Series 2004-3, Class A1
486,528	3.78	04/25/2034	488,577
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
1,108,055	3.86	11/25/2034	1,110,692
Sequoia Mortgage Trust Series 2004-09, Class A2
3,109,276	3.66	10/20/2034	3,109,206
Sequoia Mortgage Trust Series 2005-02, Class A2
2,115,324	3.36	03/20/2035	2,112,693
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
880,635	4.71	01/25/2035	899,299
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
2,174,969	4.76	06/25/2034	2,145,997
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
144,727	4.70	11/25/2033	144,695
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
531,427	4.52	12/25/2033	528,578

			11,169,883

Collateralized Mortgage Obligations (CMOs) – 4.1%
Interest Only(b) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
130,253	5.50	04/25/2033	12,387

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations (CMOs) – (continued)
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
$537,854	5.50%	06/25/2033	$60,447
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
880,842	0.39	10/25/2033	6,342
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
1,140,037	0.98	11/25/2032	28
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
15,848	5.50	04/25/2033	1,422
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
15,964	5.75	05/25/2033	844
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
53,464	5.50	06/25/2033	3,006
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
577,924	5.25	07/25/2033	93,159
FHLMC Series 2541, Class QI
37,811	6.00	01/15/2029	147
FHLMC Series 2575, Class IB
423,245	5.50	08/15/2030	46,332
FNMA Series E, Class E2
2,352	506.00	09/01/2010	18,784
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
105,884	0.68	08/25/2033	1,407
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
32,207	1.16	07/25/2033	682
Master Adjustable Rate Mortgages Trust Series 2003-6, Class 1A1X(a)
540,581	1.90	12/25/2033	1,055
Washington Mutual Series 2003-AR04, Class X1(a)
538,367	1.18	01/25/2008	10,204
Washington Mutual Series 2003-AR12, Class X(a)
1,367,838	0.50	02/25/2034	9,132
Washington Mutual Series 2003-S3, Class 1A41
759,836	5.50	06/25/2033	70,206

			335,584

Inverse Floaters(a) – 0.1%
FHLMC Series 1544, Class M
25,450	13.10	07/15/2008	27,223
FNMA Series 1993-072, Class SA
6,190	14.49	05/25/2008	6,760
FNMA Series 1993-093, Class SA
14,292	16.54	05/25/2008	15,758
FNMA Series 1993-095, Class SE
12,594	17.59	06/25/2008	14,351

Goldman Sachs U.S. Mortgages Fund

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations (CMOs) – (continued)
FNMA Series 1993-135, Class S
$21,457	10.21%	07/25/2008	$22,770
GNMA Series 2001-48, Class SA
44,207	15.41	10/16/2031	50,302
GNMA Series 2001-51, Class SB
44,456	15.41	10/16/2031	51,383
GNMA Series 2001-59, Class SA
64,067	15.25	11/16/2024	72,899

			261,446

Planned Amortization Class (PAC) CMO – 0.0%
FNMA Series 1993-63, Class PK
64,787	6.50	05/25/2008	66,083

Sequential Fixed Rate CMOs – 3.9%
Banc of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
48,684	6.00	10/25/2017	48,543
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
270,713	6.50	03/25/2032	278,146
FHLMC Series 1703, Class GC
2,500,000	6.50	04/15/2009	2,583,293
FHLMC Series 1823, Class A
2,000,000	6.50	08/15/2023	2,040,871
FHLMC Series 2042, Class N
1,382,268	6.50	03/15/2028	1,424,900
FHLMC Series 2425, Class JG
197,259	6.00	09/15/2015	198,156
FHLMC Series 2458, Class OD
286,511	6.00	04/15/2016	289,496
FNMA REMIC Trust Series 1993-101, Class PJ
737,303	7.00	06/25/2008	754,278
FNMA REMIC Trust Series 2002-24, Class AE
1,215,135	6.00	04/25/2016	1,220,783
FNMA Series 1993-76, Class PJ
178,351	6.00	06/25/2008	181,298
FNMA Series 1994-42, Class K
3,000,000	6.50	04/25/2024	3,149,254
FNMA Series 1994-75, Class J
221,035	7.00	10/25/2023	223,050
GNMA REMIC Trust Series 2002-40, Class ZE
473,949	6.50	12/20/2030	473,812
Impac Secured Assets Corp. Series 2001-2, Class A5(a)
3,207,437	7.22	03/25/2031	3,199,318

			16,065,198

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(CMOS)			$16,728,311

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities (CMBS) – 0.4%
Interest Only(a)(b)(c) – 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$6,015,085	1.26%	03/13/2040	$304,512
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
6,157,038	1.07	01/15/2038	250,046
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
6,564,898	1.51	02/11/2036	386,632

			941,190

Sequential Fixed Rate CMBS – 0.2%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3(b)
335,000	6.55	01/17/2035	348,500
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
400,000	5.97	03/15/2026	411,438

			759,938

TOTAL COMMERCIAL
MORTGAGE-BACKED
SECURITIES (CMBS)			$1,701,128

Federal Home Loan Mortgage Corp. (FHLMC) – 6.5%
33,008	7.00	04/01/2015	34,513
30,355	7.00	02/01/2016	31,734
196,296	6.00	03/01/2016	199,486
89,032	7.50	03/01/2027	94,886
752,784	6.50	12/01/2029	781,560
730,800	7.00	04/01/2031	768,314
4,374,816	7.00	09/01/2031	4,601,673
2,373,819	7.00	04/01/2032	2,494,267
4,653,524	7.00	05/01/2032	4,889,644
10,411,881	6.50	12/01/2032	10,774,670
1,284,695	6.00	05/01/2033	1,311,633
682,790	6.50	08/01/2033	707,161

			26,689,541

Federal National Mortgage Association (FNMA) – 62.5%
14,236	5.50	04/01/2016	14,522
15,057	5.50	08/01/2016	15,359
169,637	5.50	11/01/2016	173,036
141,391	5.50	12/01/2016	144,225
194,688	5.50	01/01/2017	198,591
11,510	6.00	02/01/2018	11,808
3,786,519	5.00	05/01/2018	3,798,656
127,298	6.00	05/01/2018	130,587
299,043	4.50	06/01/2018	294,550
2,327,035	5.00	06/01/2018	2,334,494
27,035	4.50	10/01/2018	26,629

Goldman Sachs U.S. Mortgages Fund

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$749,108	4.50%	11/01/2018		$737,852
670,080	6.00	11/01/2018		687,395
479,973	4.50	12/01/2018		472,761
1,171,429	6.00	12/01/2018		1,201,700
965,814	6.00	01/01/2019		990,772
1,369,163	4.50	02/01/2019		1,347,615
418,141	4.50	03/01/2019		411,560
334,596	6.00	04/01/2019		343,245
69,489	6.00	05/01/2019		71,286
6,387,800	4.50	12/01/2019		6,287,264
263,146	7.00	09/01/2021		277,623
854,790	7.00	06/01/2022		901,509
355,077	7.00	07/01/2022		374,484
108,331	6.50	01/01/2029		112,489
167,459	6.50	04/01/2029		173,794
165,600	6.50	05/01/2029		171,865
1,458,850	6.50	06/01/2029		1,514,042
769,715	6.50	07/01/2029		798,836
106,759	6.50	09/01/2029		110,798
1,595,749	6.50	12/01/2029		1,656,995
265,295	7.00	08/01/2031		278,757
3,076,481	6.50	12/01/2031		3,188,524
498,783	6.50	07/01/2032		516,656
4,971,459	6.50	08/01/2032		5,149,607
562,242	6.50	11/01/2032		582,389
11,578,933	6.50	12/01/2032		12,000,631
367,540	6.00	01/01/2033		375,566
4,166,553	6.50	01/01/2033		4,318,296
10,074	6.00	02/01/2033		10,294
130,817	6.50	05/01/2033		135,582
204,366	6.00	06/01/2033		208,658
73,520	6.00	07/01/2033		75,064
183,687	6.00	09/01/2033		187,544
44,942	6.00	10/01/2033		45,886
1,138,205	5.50	02/01/2034		1,143,860
37,570	6.50	03/01/2034		38,916
330,617	5.50	07/01/2034		332,260
94,371	6.00	11/01/2034		96,357
2,763,235	6.00	12/01/2034		2,821,380
42,000,000	5.00	TBA-15yr	(d)	42,091,896
156,000,000	5.50	TBA-15yr	(d)	159,120,000

				258,504,465

Government National Mortgage Association (GNMA) – 0.0%
1,131	6.00	12/15/2023		1,164
54,076	6.00	03/15/2026		55,738
68,864	6.00	04/15/2026		70,981

				127,883

TOTAL MORTGAGE-BACKED
OBLIGATIONS
				$337,536,712

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities(a) – 10.9%
Home Equity – 10.9%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$2,000,000	3.61%	05/25/2035	$1,998,438
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
314,339	6.47	12/25/2013	314,780
Countrywide Alternative Loan Trust Series 2005-38, Class A3
5,000,000	3.84	09/25/2035	5,000,000
Countrywide Home Equity Loan Trust Series 2002-E, Class A
233,273	3.65	10/15/2028	233,383
Countrywide Home Equity Loan Trust Series 2003-A, Class A
2,900,389	3.74	03/15/2029	2,908,266
Countrywide Home Equity Loan Trust Series 2003-D, Class A
919,742	3.65	06/15/2029	919,996
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
954,044	3.61	12/15/2029	956,607
Countrywide Home Equity Loan Trust Series 2004-I, Class A
3,742,805	3.68	02/15/2034	3,744,561
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
662,674	3.68	12/15/2033	663,710
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
1,506,232	3.67	02/15/2034	1,508,350
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
1,510,402	3.69	12/15/2033	1,513,234
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
772,126	3.63	02/15/2030	772,126
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
2,523,025	3.63	02/15/2030	2,524,208
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
2,000,000	3.74	01/25/2035	2,002,500
Impac CMB Trust Series 2004-6, Class 1A2
2,133,725	3.85	10/25/2034	2,137,537
Impac CMB Trust Series 2004-8, Class 1A
1,202,402	3.82	10/25/2034	1,205,997
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
3,000,000	3.65	03/25/2035	2,998,489
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
2,000,000	3.81	07/25/2035	2,005,444
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
755,733	3.80	12/25/2034	757,268
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
1,190,289	3.70	03/25/2034	1,190,258

Goldman Sachs U.S. Mortgages Fund

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
$1,129,310	3.69%	06/25/2029	$1,130,499
Washington Mutual Series 2005-AR11, Class A1A
4,000,000	3.79	09/25/2040	4,000,000
Washington Mutual Series 2005-AR8, Class 2A1A
4,500,000	3.68	07/25/2045	4,500,000

TOTAL ASSET-BACKED SECURITIES
			$44,985,651

U.S. Treasury Obligations – 12.5%
United States Treasury Bonds
$4,500,000	4.25%	08/15/2013	$4,506,345
8,450,000	4.75	05/15/2014	8,746,427
United States Treasury Notes
20,000,000	3.75	05/15/2008	19,840,620
10,300,000	4.13	05/15/2015	10,171,250
United States Treasury Principal-Only Stripped Securities(e)
7,600,000	0.00	05/15/2020	3,876,228
10,500,000	0.00	11/15/2022	4,744,740

TOTAL U.S. TREASURY OBLIGATIONS
			$51,885,610

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 105.1%
			$434,407,973

Repurchase Agreement(f) – 48.0%
Joint Repurchase Agreement Account II
$198,300,000	3.31%	08/01/2005	$198,300,000
Maturity Value: $198,354,747

TOTAL INVESTMENTS — 153.1%
			$632,707,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $941,190, which represents approximately 0.3% of net assets as of July 31, 2005.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Joint repurchase agreement was entered into on July 29, 2005.

Investment Abbreviation: REMIC — Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	77	September 2005	$18,484,813	$(28,128)
Eurodollars	(24)	December 2005	(5,744,100)	9,202
Eurodollars	6	March 2006	1,434,450	(692)
Eurodollars	(88)	September 2006	(21,017,700)	65,459
Eurodollars	34	December 2006	8,117,500	(22,700)
U.S. Treasury Bonds	162	September 2005	18,680,625	(234,442)
2 Year U.S. Treasury Notes	(279)	September 2005	(57,609,141)	291,683

			$(37,653,553)	$80,382

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $198,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

GOLDMAN SACHS U.S. MORTGAGES FUND

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain

					3 month LIBOR
Interest Rate	Banc of America Securities LLC	14,300	05/05/2008	4.41%	Floating	$(45,731)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	34,550	05/05/2008	4.35%	Floating	(148,624)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	8,900	05/06/2008	4.35%	Floating	(38,237)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	8,200	05/12/2008	4.47%	Floating	(17,385)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,790	06/09/2008	4.00%	Floating	(127,556)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	6,580	06/20/2008	4.30%	Floating	(35,239)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	14,800	05/04/2011	Floating	4.53%	86,614
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	6,100	05/05/2011	Floating	4.58%	23,993
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	3,800	05/06/2011	Floating	4.54%	21,486
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	3,500	05/10/2011	Floating	4.64%	4,923
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,000	05/23/2012	4.37%	Floating	(157,814)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	12,100	06/07/2016	Floating	4.36%	415,094
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	6,800	06/20/2016	Floating	4.62%	97,672
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	5,000	11/12/2019	Floating	5.07%	(120,719)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	4,630	06/09/2036	4.64%	Floating	(247,312)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	2,650	06/20/2036	4.88%	Floating	(46,501)

TOTAL						$(335,336)

LIBOR — London Interbank Offered Rate

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$635,267,470

Gross unrealized gain	49,473,491
Gross unrealized loss	(52,032,988)

Net unrealized security loss	$(2,559,497)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds – 15.5%
Airlines – 0.0%
Northwest Airlines, Inc. – Trust Series A
	$30,340	8.26%		03/10/2006	$29,126

Automotive – 0.9%
Dana Corp.
	1,200,000	5.85		01/15/2015	1,080,000
Ford Motor Co.
	3,450,000	6.63		10/01/2028	2,738,472
Ford Motor Credit Co.
	3,825,000	6.88		02/01/2006	3,862,951
	1,500,000	6.50		01/25/2007	1,516,875
General Motors Acceptance Corp.
	2,575,000	6.75		01/15/2006	2,595,250
EUR	1,875,000	4.00		02/09/2006	2,281,374
	1,850,000	5.75		02/14/2006	2,270,120

					16,345,042

Banks – 2.7%
ANZ Capital Trust I(a)(b)
	$3,500,000	5.36		12/15/2013	3,534,058
Associates Corp. NA
	2,000,000	8.55		07/15/2009	2,277,970
Astoria Financial Corp.
	4,600,000	5.75		10/15/2012	4,727,218
Bank of America Corp.
	500,000	5.88		02/15/2009	521,844
Chuo Mitsui Trust & Banking(a)(b)(c)
	1,450,000	5.51		04/15/2015	1,400,574
Citigroup, Inc.
	2,000,000	7.25		10/15/2011	2,266,482
Development Bank of Singapore Ltd.(a)(c)
	4,750,000	5.00		11/15/2019	4,716,930
Fleet Boston Financial Corp.
	1,000,000	6.50		03/15/2008	1,047,964
	450,000	7.38		12/01/2009	497,132
Greater Bay Bancorp(a)
	2,900,000	5.13		04/15/2010	2,890,381
GreenPoint Financial Corp.
	2,400,000	3.20		06/06/2008	2,315,712
HBOS Capital Funding LP(a)(b)(c)
	6,975,000	6.07		06/30/2014	7,375,874
MIZUHO Financial Group (Cayman)(a)
	2,675,000	5.79		04/15/2014	2,784,089
National Australia Bank Ltd.
	2,000,000	8.60		05/19/2010	2,323,601
Popular North America, Inc. Series E
	4,500,000	6.13		10/15/2006	4,591,644
Sovereign Bancorp, Inc.
	700,000	3.62	(c)	08/25/2006	701,336
Sovereign Bank
	1,000,000	4.00		02/01/2008	988,274
	500,000	5.13		03/15/2013	498,194
	2,550,000	4.38		08/01/2013	2,507,884
Union Planters Bank
	75,000	5.13		06/15/2007	75,875

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Banks – (continued)
Union Planters Corp.
$150,000	7.75%	03/01/2011	$171,506
Wells Fargo Bank NA
1,000,000	6.45	02/01/2011	1,083,731

			49,298,273

Brokerage – 0.2%
Merrill Lynch & Co., Inc.
1,000,000	6.38	10/15/2008	1,052,669
1,000,000	6.00	02/17/2009	1,043,806
Morgan Stanley Group, Inc.
2,000,000	6.75	04/15/2011	2,181,831

			4,278,306

Captive Financial – 0.1%
Nelnet, Inc.
2,580,000	5.13	06/01/2010	2,546,226

Chemicals – 0.2%
Lubrizol Corp.
875,000	7.25	06/15/2025	993,154
The Lubrizol Corp.
2,300,000	4.63	10/01/2009	2,269,943

			3,263,097

Diversified Manufacturing – 0.4%
Tyco International Group Participation Certificate(a)
3,525,000	4.44	06/15/2007	3,510,696
Tyco International Group SA
1,000,000	6.38	02/15/2006	1,011,680
2,000,000	5.80	08/01/2006	2,028,754

			6,551,130

Electric – 1.1%
Calenergy, Inc.
1,250,000	7.23	09/15/2005	1,254,430
1,500,000	7.63	10/15/2007	1,591,170
CenterPoint Energy, Inc. Series B
550,000	7.25	09/01/2010	602,131
FirstEnergy Corp. Series C
4,050,000	7.38	04/18/2029	4,860,608
Nisource Finance Corp.(c)
5,000,000	3.85	11/23/2009	5,019,245
Southern California Edison Co.
750,000	6.38	01/15/2006	756,758
TXU Corp.(a)
5,250,000	4.80	11/15/2009	5,145,063
1,000,000	6.50	11/15/2024	986,478

			20,215,883

Entertainment – 0.1%
Time Warner Entertainment Co. LP
2,175,000	8.38	03/15/2023	2,737,291

Environmental – 0.1%
Waste Management, Inc.
2,000,000	7.38	08/01/2010	2,213,962

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Food & Beverage – 0.1%
Tyson Foods, Inc.
$350,000	7.25%	10/01/2006	$360,660
1,130,000	8.25	10/01/2011	1,327,815

			1,688,475

Gaming – 0.4%
Caesars Entertainment, Inc.
1,745,000	7.50	09/01/2009	1,904,231
Harrahs Operating Co., Inc.
2,475,000	5.50	07/01/2010	2,518,255
1,650,000	5.38	12/15/2013	1,650,218
MGM Mirage, Inc.
850,000	8.50	09/15/2010	937,125
Park Place Entertainment Corp.
950,000	8.50	11/15/2006	999,277

			8,009,106

Home Construction – 0.2%
D. R. Horton, Inc.
3,425,000	5.38	06/15/2012	3,397,268

Integrated – 0.1%
Amerada Hess Corp.
2,250,000	7.13	03/15/2033	2,626,444

Life Insurance – 0.2%
Hartford Life, Inc.
200,000	7.10	06/15/2007	209,368
Principal Financial Group Australia(a)
2,750,000	8.20	08/15/2009	3,068,838
Reinsurance Group of America, Inc.
550,000	6.75	12/15/2011	595,474

			3,873,680

Media - Cable – 1.1%
Comcast Cable Communications Holdings, Inc.
2,300,000	8.38	03/15/2013	2,764,531
3,450,000	9.46	11/15/2022	4,790,632
Comcast Cable Communications, Inc.
2,250,000	6.38	01/30/2006	2,275,020
550,000	10.50	06/15/2006	575,183
Cox Communications, Inc.
2,925,000	4.63	01/15/2010	2,875,376
Cox Enterprises, Inc.(a)
2,825,000	4.38	05/01/2008	2,782,201
Lenfest Communications, Inc.
2,000,000	8.38	11/01/2005	2,020,722
Rogers Cable, Inc.
1,575,000	5.50	03/15/2014	1,504,125

			19,587,790

Media - Non Cable – 0.3%
Clear Channel Communications, Inc.
5,325,000	8.00	11/01/2008	5,706,340

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Noncaptive - Financial – 1.1%
American General Finance Corp.
$2,000,000	6.10%	05/22/2006	$2,029,634
250,000	5.75	03/15/2007	254,761
200,000	2.75	06/15/2008	190,111
GATX Financial Corp.
3,650,000	5.13	04/15/2010	3,646,605
General Electric Capital Corp.
3,000,000	7.38	01/19/2010	3,330,781
HSBC Finance Corp.
2,000,000	4.13	11/16/2009	1,953,801
1,000,000	6.38	10/15/2011	1,077,351
PHH Corp.
5,175,000	6.00	03/01/2008	5,279,048
Wells Fargo Financial, Inc.
2,000,000	5.88	08/15/2008	2,072,700

			19,834,792

Paper – 0.1%
Weyerhaeuser Co.
1,150,000	6.00	08/01/2006	1,166,509

Pipelines – 0.8%
CenterPoint Energy Resources Corp. Series B
100,000	7.88	04/01/2013	117,195
5,975,000	5.95	01/15/2014	6,268,104
Energy Transfer Partners(a)
4,800,000	5.65	08/01/2012	4,799,688
Enterprise Products Partners LP
1,625,000	4.95	06/01/2010	1,612,886
Panhandle Eastern Pipeline
1,350,000	4.80	08/15/2008	1,343,030

			14,140,903

Property/Casualty Insurance – 2.0%
ACE INA Holdings, Inc.
350,000	8.30	08/15/2006	364,009
ACE Ltd.
6,575,000	6.00	04/01/2007	6,734,837
Arch Capital Group Ltd.
3,200,000	7.35	05/01/2034	3,542,239
Asif Global Financial XXIII(a)
1,875,000	3.90	10/22/2008	1,826,375
CNA Financial Corp.
1,375,000	6.75	11/15/2006	1,408,289
98,000	6.60	12/15/2008	102,890
500,000	5.85	12/15/2014	503,113
Endurance Specialty Holdings Ltd.
2,425,000	7.00	07/15/2034	2,677,186
Hartford Financial Services Group, Inc.
2,000,000	7.90	06/15/2010	2,269,651
Liberty Mutual Group(a)
1,550,000	5.75	03/15/2014	1,530,244
2,925,000	7.00	03/15/2034	2,990,564
QBE Insurance Group Ltd.(a)(c)
3,150,000	5.65	07/01/2023	3,152,403

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds – (continued)
Property/Casualty Insurance – (continued)
Royal & Sun Alliance Insurance Group
GBP	1,225,000	8.50%		07/29/2049	$2,485,852
SAFECO Corp.
	$5,000,000	6.88		07/15/2007	5,199,240
Zurich Capital Trust I(a)
	2,500,000	8.38		06/01/2037	2,691,670

					37,478,562

Railroads – 0.1%
CSX Corp.
	2,000,000	6.40		06/15/2009	2,112,784

Real Estate Investment Trusts (REITs) – 0.6%
EOP Operating LP
	1,500,000	7.75		11/15/2007	1,599,487
iStar Financial, Inc. Series B
	3,275,000	5.70		03/01/2014	3,297,794
Liberty Property LP
	1,100,000	7.25		03/15/2011	1,209,095
Simon Property Group LP
	200,000	7.38		01/20/2006	202,805
	600,000	6.38		11/15/2007	623,411
	1,625,000	7.00		06/15/2008	1,716,704
	3,425,000	4.60	(a)	06/15/2010	3,377,137

					12,026,433

Technology(a) – 0.2%
Computer Associates, Inc.
	3,150,000	4.75		12/01/2009	3,110,482

Tobacco – 0.2%
Altria Group, Inc.
	475,000	7.00		11/04/2013	520,672
	750,000	7.75		01/15/2027	874,950
Philip Morris Companies, Inc.
	2,550,000	6.95		06/01/2006	2,600,526

					3,996,148

Wireless Telecommunications – 0.7%
America Movil SA de CV
	5,050,000	4.13		03/01/2009	4,894,495
	1,600,000	6.38		03/01/2035	1,543,150
AT&T Wireless Services, Inc.
	2,750,000	7.88		03/01/2011	3,143,580
Intelsat
	3,850,000	5.25		11/01/2008	3,647,875

					13,229,100

Wirelines Telecommunications – 1.5%
Ameritech Capital Funding
	775,000	6.25		05/18/2009	811,580
Deutsche Telekom International Finance BV
	3,225,000	8.75		06/15/2030	4,316,413
Olivetti Finance NV
EUR	475,000	7.75		01/24/2033	810,138

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Wirelines Telecommunications – (continued)
Qwest Capital Funding, Inc.
$1,250,000	7.75%	08/15/2006	$1,275,000
500,000	7.90	08/15/2010	502,500
SBC Communications, Inc.
2,825,000	4.13	09/15/2009	2,766,252
1,000,000	5.88	02/01/2012	1,058,162
Sprint Capital Corp.
300,000	6.00	01/15/2007	306,643
4,950,000	6.88	11/15/2028	5,548,543
Telecom Italia Capital(a)
1,025,000	4.00	01/15/2010	988,675
2,625,000	4.95	09/30/2014	2,577,081
Telefonica Europe BV
1,000,000	7.35	09/15/2005	1,003,897
TPSA Finance BV(a)
2,200,000	7.75	12/10/2008	2,395,644
TPSA Finance BV
2,500,000	7.63	01/30/2011	2,821,465

			27,181,993

TOTAL CORPORATE BONDS			$286,645,145

Emerging Market Debt – 0.2%
Pemex Finance Ltd.
$400,000	8.02%	05/15/2007	$410,371
700,000	9.15	11/15/2018	840,517
State of Qatar
2,180,000	9.75	06/15/2030	3,286,350

TOTAL EMERGING MARKET DEBT			$4,537,238

Mortgage-Backed Obligations – 35.8%
Adjustable Rate Federal National Mortgage Association (FNMA)(c) – 0.0%
FNMA
$125,770	4.49%	03/01/2033	$126,279

Adjustable Rate Non-Agency(c) – 4.8%
Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
657,371	5.02	08/25/2032	658,454
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
600,142	4.12	08/25/2033	604,253
Countrywide Home Loans Series 2003-37, Class 1A1
383,744	3.92	08/25/2033	385,252
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
335,469	5.10	03/25/2033	335,445
CS First Boston Mortgage Securities Corp. Series 2004-AR1, Class 6A1
1,711,898	3.89	02/25/2034	1,715,527

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
$2,880,084	3.84%	11/25/2034	$2,888,324
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A2
1,648,278	3.52	03/25/2028	1,650,557
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
16,651,380	3.73	11/25/2029	16,610,266
Sequoia Mortgage Trust Series 2003-4, Class 1A2
10,633,014	4.18	07/20/2033	10,665,859
Sequoia Mortgage Trust Series 2004-12, Class A3
11,494,206	3.96	09/20/2034	11,500,419
Washington Mutual Series 2002-AR19, Class A7
1,419,636	4.68	02/25/2033	1,417,445
Washington Mutual Series 2005-AR11, Class A1A
16,000,000	3.79	09/25/2040	16,000,000
Washington Mutual Series 2005-AR8, Class 2A1A
25,500,000	3.68	07/25/2045	25,500,000

			89,931,801

Collateralized Mortgage Obligations (CMOs) – 1.5%
Interest Only(d) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
4,884,478	5.50	04/25/2033	464,501
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
4,404,208	0.39	10/25/2033	31,712
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)
5,136,404	0.98	11/25/2032	128
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
824,094	5.50	04/25/2033	73,942
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
750,316	5.75	05/25/2033	39,684
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
552,465	5.50	06/25/2033	31,062
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
5,014,619	0.78	07/25/2033	60,846
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
5,245,057	0.60	08/25/2033	52,212
FNMA Series 1992-24, Class N
784	789.00	03/25/2007	4,516
FNMA Series 1993-11, Class M
55,392	7.50	02/25/2008	1,579

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(d) – (continued)
GNMA REMIC Trust Series 2002-79, Class IP
$122,480	6.00%	06/20/2028	$1,138
Washington Mutual Series 2003-AR04, Class X1(c)
6,998,773	1.18	01/25/2008	132,655
Washington Mutual Series 2003-AR05, Class X1(c)
19,686,668	0.76	02/25/2008	257,484
Washington Mutual Series 2003-AR06, Class X2
14,877,244	0.37	05/25/2008	66,948
Washington Mutual Series 2003-AR07, Class X(c)
23,777,558	0.95	06/25/2008	227,076
Washington Mutual Series 2003-AR12, Class X(c)
17,015,902	0.50	02/25/2034	113,596
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(c)
16,084,593	0.77	06/25/2033	209,421

			1,768,500

Inverse Floaters(c) – 0.3%
FHLMC Series 1544, Class M
101,798	13.10	07/15/2008	108,893
FNMA Series 1993-072, Class SA
43,333	14.49	05/25/2008	47,321
FNMA Series 1993-093, Class SA
66,694	16.54	05/25/2008	73,538
FNMA Series 1993-095, Class SE
56,672	17.59	06/25/2008	64,581
FNMA Series 1993-135, Class S
85,829	10.21	07/25/2008	91,078
FNMA Series 1993-175, Class SA
446,181	12.96	09/25/2008	483,433
GNMA Series 2001-48, Class SA
309,451	15.41	10/16/2031	352,115
GNMA Series 2001-51, Class SA
602,246	17.73	10/16/2031	725,066
GNMA Series 2001-51, Class SB
622,390	15.41	10/16/2031	719,358
GNMA Series 2001-59, Class SA
107,091	15.25	11/16/2024	121,855
GNMA Series 2002-11, Class SA
319,740	21.66	02/16/2032	429,330
GNMA Series 2002-13, Class SB
746,329	21.66	02/16/2032	1,007,584
Morgan Stanley Mortgage Trust Series 40, Class 16
848,338	9.76	01/20/2022	854,789

			5,078,941

Planned Amortization Class (PAC) CMOs – 0.5%
FNMA REMIC Trust Series 1993-78, Class H
1,045,753	6.50	06/25/2008	1,067,621
FNMA Series 1993-201, Class K
2,323,901	6.50	01/25/2023	2,325,310

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
PAC CMOs – (continued)
FNMA Series 1999-1, Class PG
$5,230,938	6.50%	04/25/2028	$5,242,221
FNMA Series 1999-51, Class LG
964,300	6.50	12/25/2028	968,064
FNMA Series 2001-57, Class PC
193,645	6.50	09/25/2030	193,186

			9,796,402

Regular Floater CMOs(c) – 0.1%
FHLMC Series 1537, Class F
719,502	3.68	06/15/2008	714,956
FNMA REMIC Trust Series 1993-175, Class FA
963,750	3.57	09/25/2008	952,121
FNMA REMIC Trust Series 1993-M1, Class A
19,517	6.00	04/25/2020	19,517

			1,686,594

Sequential Fixed Rate CMOs – 0.5%
Banc of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
146,053	6.00	10/25/2017	145,628
FHLMC Series 2367, Class BC
1,960,376	6.00	04/15/2016	1,974,483
FNMA Series 2001-M2, Class C
5,685,066	6.30	09/25/2015	6,050,120
FNMA Series 2002-63, Class KB
585,739	4.75	02/25/2014	584,864

			8,755,095

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$27,085,532

Commercial Mortgage-Backed Securities (CMBS) – 1.5%
Interest Only(a)(c)(d) – 0.2%
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
38,000,000	1.14	02/15/2035	1,146,840
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
29,838,133	1.68	11/15/2036	1,523,586

			2,670,426

Sequential Fixed Rate CMBS – 1.3%
Asset Securitization Corp. Series 1997-D4, Class A1D
816,945	7.49	04/14/2029	851,140
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.57	12/15/2030	2,879,920

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate CMBS – (continued)
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
$10,000,000	6.55%	01/17/2035	$10,402,979
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
2,785,462	7.38	04/18/2007	2,875,783
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
2,350,992	6.39	02/15/2030	2,432,527
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,479,394	7.56	11/15/2031	4,830,469

			24,272,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			$26,943,244

Federal Home Loan Mortgage Corp. (FHLMC) – 4.3%
49,035	5.50	07/01/2013	50,045
315,851	5.50	12/01/2013	322,353
3,879,630	6.50	12/01/2013	4,031,723
102,069	5.50	02/01/2014	104,170
44,823	5.50	06/01/2014	45,746
98,618	5.50	09/01/2014	100,650
6,355	7.00	10/01/2014	6,645
2,434,909	6.00	12/01/2014	2,466,855
59,179	7.00	05/01/2015	61,879
174,904	8.00	07/01/2015	186,626
21,019	7.00	02/01/2016	21,974
72,448	7.00	03/01/2016	75,740
1,328,762	7.50	05/01/2016	1,404,600
5,075	7.00	10/01/2017	5,352
120,820	7.00	06/01/2026	127,285
110,169	7.50	03/01/2027	117,412
18,671	6.50	06/01/2029	19,375
3,538,083	6.50	12/01/2029	3,673,330
99,506	7.50	12/01/2030	105,832
76,041	7.50	01/01/2031	80,874
7,935,679	6.50	12/01/2031	8,213,428
122,618	6.50	03/01/2032	126,995
29,364	6.50	04/01/2032	30,412
271,878	6.50	07/01/2032	281,583
17,298,479	6.50	12/01/2032	17,901,224
1,269,754	6.50	04/01/2033	1,315,076
445,702	6.50	06/01/2033	460,838
2,126,681	6.50	08/01/2033	2,202,591
657,843	6.50	10/01/2033	680,184
1,556,396	6.50	11/01/2033	1,609,253
20,452,370	6.50	12/01/2033	21,146,958
728,468	6.50	01/01/2034	753,208
588,979	6.50	03/01/2034	608,981

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$25,300	6.50%	06/01/2034	$26,131
11,596,530	6.50	08/01/2034	11,977,788

			80,343,116

Federal National Mortgage Association (FNMA) – 23.7%
4,968,685	6.39	08/01/2013	5,199,892
1,297,232	7.04	08/01/2015	1,493,230
430,799	8.50	10/01/2015	462,919
22,195	7.00	01/01/2016	23,199
1,063,597	6.00	12/01/2016	1,098,056
101,335	4.50	05/01/2018	99,813
146,319	6.00	08/01/2018	150,100
246,307	4.50	08/01/2018	242,589
763,903	4.50	10/01/2018	752,372
709,718	4.50	12/01/2018	699,055
937,507	4.50	01/01/2019	922,828
20,836,156	4.50	02/01/2019	20,508,279
10,699,142	4.50	03/01/2019	10,530,751
116,105	4.50	04/01/2019	114,360
9,194,165	4.50	06/01/2019	9,049,460
3,270,321	4.50	12/01/2019	3,218,850
2,865,445	6.46	12/01/2028	3,296,959
12,288	7.50	03/01/2029	13,067
71,353	7.50	08/01/2029	75,878
4,472	7.50	11/01/2029	4,755
2,279,636	6.50	12/01/2029	2,367,129
180,053	7.50	12/01/2030	191,331
67,928	6.50	12/01/2030	70,362
158,288	8.00	01/01/2031	169,274
107,023	8.00	02/01/2031	114,410
1,692,899	7.00	03/01/2031	1,781,251
13,297,379	6.50	12/01/2031	13,781,661
777,690	6.50	12/01/2032	806,013
25,076	6.50	09/01/2033	25,932
355,000,000	5.50	TBA-15yr(e)	362,100,000

			439,363,775

Government National Mortgage Association (GNMA) – 0.0%
80,591	6.50	01/15/2028	84,053
39,326	6.50	02/15/2028	41,015
38,144	6.50	03/15/2028	39,783

			164,851

TOTAL MORTGAGE-BACKED OBLIGATIONS			$663,958,598

Agency Debentures – 16.2%
Federal Farm Credit Bank
$2,000,000	3.63%	01/04/2008	$1,970,890
Federal Home Loan Bank
2,000,000	2.38	02/15/2006	1,983,264

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures – (continued)
Federal Home Loan Bank – (continued)
$15,000,000	2.50%		04/11/2006	$14,845,710
10,000,000	2.75		05/15/2006	9,900,040
15,000,000	2.88		05/23/2006	14,859,795
37,000,000	3.26	(c)	12/13/2006	36,984,423
9,850,000	3.38		10/05/2007	9,662,516
1,500,000	5.80		09/02/2008	1,563,153
5,000,000	5.38	(f)	05/15/2009	5,171,360
10,000,000	6.72		06/29/2009	10,857,870
10,000,000	6.50		08/14/2009	10,816,743
2,500,000	4.00		02/15/2011	2,439,040
9,595,000	4.25		11/15/2011	9,447,870
Federal Home Loan Mortgage Corp.
15,000,000	5.25		01/15/2006	15,091,920
2,000,000	6.63		09/15/2009	2,167,772
17,500,000	7.00		03/15/2010	19,389,331
6,635,000	4.13		07/12/2010	6,547,835
2,214,000	6.88		09/15/2010	2,459,819
Federal National Mortgage Association
100,000	6.00		12/15/2005	100,841
15,000,000	5.50		02/15/2006	15,119,430
4,800,000	2.10		04/19/2006	4,735,402
10,000,000	3.01		06/02/2006	9,905,820
16,000,000	3.25		06/28/2006	15,871,232
15,000,000	3.55		01/12/2007	14,869,107
10,000,000	3.75		09/15/2008	9,822,670
1,000,000	5.25		01/15/2009	1,029,248
26,000,000	4.25		05/15/2009	25,892,750
15,300,000	7.25		01/15/2010	17,046,755
2,000,000	5.50		03/15/2011	2,102,875
Structured Asset Securities Corp. Series 2003-37A, Class 3A7(c)
7,971,398	4.52		12/25/2033	7,928,671

TOTAL AGENCY DEBENTURES				$300,584,152

Asset-Backed Securities – 8.5%
Credit Card – 0.2%
MBNA Master Credit Card Trust
$3,000,000	7.00%		02/15/2012	$3,279,090

Financials – 0.1%
Small Business Administration
1,121,138	6.30		06/01/2018	1,172,054
Home Equity – 7.7%
Aames Mortgage Trust Series 2000-2, Class A6F
713,234	7.18		11/25/2028	724,999
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A(c)
2,495,419	3.74		01/01/2032	2,501,541
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
94,302	6.47		12/25/2013	94,434
Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2(c)
15,000,000	3.73		10/25/2034	15,012,900

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
$5,831,833	3.65%	10/15/2028	$5,834,568
Countrywide Home Equity Loan Trust Series 2003-A, Class A(c)
17,402,336	3.74	03/15/2029	17,449,596
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
7,155,333	3.61	12/15/2029	7,174,549
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(c)
17,758,903	3.63	02/15/2030	17,758,903
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2(c)
13,000,000	3.74	01/25/2035	13,016,250
FNMA Series 2005-T2, Class 1A1(c)
16,042,522	3.10	11/28/2035	16,042,522
HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A(c)
3,212,672	3.73	04/20/2032	3,215,637
HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A(c)
3,472,756	3.88	07/20/2032	3,477,369
Household Home Equity Loan Trust Series 2003-1, Class A(c)
3,411,447	3.78	10/20/2032	3,413,242
IMPAC CMB Trust Series 2004-10, Class 2A(c)
12,750,077	3.78	03/25/2035	12,763,847
Impac CMB Trust Series 2004-8, Class 1A(c)
6,813,610	3.82	10/25/2034	6,833,983
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AVv
33,041	3.91	10/25/2033	33,057
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(c)
5,743,572	3.80	12/25/2034	5,755,237
Residential Asset Securities Corp. Series 2004-KS1, Class A2B2(c)
11,850,898	3.74	02/25/2034	11,868,906
Saxon Asset Securities Trust Series 2003-1, Class AV2(c)
85,032	3.78	06/25/2033	85,059

			143,056,599

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
2,561,616	8.33	04/01/2030	2,765,495

Utilities – 0.4%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.03	03/15/2012	6,655,837

TOTAL ASSET-BACKED SECURITIES			$156,929,075

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations – 12.6%
United States Treasury Bonds
$28,550,000	4.75%	05/15/2014	$29,551,537
7,500,000	8.75	05/15/2017	10,478,700
2,200,000	8.50	02/15/2020	3,131,788
1,900,000	7.13	02/15/2023	2,486,834
4,550,000	6.88 (f)	08/15/2025	5,925,283
United States Treasury Notes
150,000	7.00	07/15/2006	154,254
1,000,000	6.63	05/15/2007	1,045,160
2,500,000	6.13	08/15/2007	2,602,735
25,300,000	3.75	05/15/2008	25,096,335
2,000,000	5.63	05/15/2008	2,082,040
3,000,000	5.50	05/15/2009	3,147,720
3,000,000	6.00	08/15/2009	3,206,952
1,000,000	6.50	02/15/2010	1,096,240
500,000	5.00	02/15/2011	521,040
3,000,000	4.00	02/15/2015	2,931,210
16,000,000	4.13	05/15/2015	15,797,504
United States Treasury Principal-Only Stripped Securities(g)
560,000	0.00	05/15/2018	316,025
16,700,000	0.00	02/15/2019	9,060,919
64,300,000	0.00	05/15/2020	32,794,928
123,650,000	0.00	11/15/2021	58,598,970
53,050,000	0.00	11/15/2022	23,972,234

TOTAL U.S. TREASURY OBLIGATIONS			$233,998,408

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 88.8%			$1,646,652,616

Repurchase Agreement(h) – 27.9%
Joint Repurchase Agreement Account II
$517,000,000	3.31%	08/01/2005	$517,000,000
Maturity Value: $517,142,735

TOTAL INVESTMENTS — 116.7%			$2,163,652,616

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 70,305,571, which represents approximately 4.3% of net assets as of July 31, 2005.

(b) Perpetual Maturity. Maturity date presented represents the next call date.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Joint repurchase agreement was entered into on July 29, 2005.

Currency Description
EUR	= Euro Currency
GBP	= Great Britain Pound

Investment Abbreviation: REMIC— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/21/2005	$5,745,000	$5,848,624	$103,624	$—
	09/21/2005	28,005,927	27,769,796	—	236,131
Canadian Dollar	09/21/2005	11,426,000	11,703,508	277,508	—
	09/21/2005	11,491,000	11,399,880	—	91,120
Euro	09/21/2005	23,051,000	23,259,803	208,803	—
	09/21/2005	11,553,000	11,463,184	—	89,816
Great Britain Pound	09/21/2005	11,641,000	11,735,583	94,583	—
	09/21/2005	17,284,000	16,867,345	—	416,655
Japanese Yen	09/21/2005	11,462,000	11,165,798	—	296,202
Norwegian Krone	09/21/2005	11,624,000	11,719,488	95,488	—
	09/21/2005	27,293,132	26,978,657	—	314,475
Swedish Krona	09/21/2005	5,787,000	5,858,130	71,130	—
	09/21/2005	11,286,912	10,569,772	—	717,140
Swiss Franc	09/21/2005	5,745,000	5,763,656	18,656	—
	09/21/2005	5,664,000	5,471,229	—	192,771

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$199,058,971	$197,574,453	$869,792	$2,354,310

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/21/2005	$5,786,000	$5,673,741	$112,259	$—
	09/21/2005	11,442,000	11,594,608	—	152,608
Canadian Dollar	09/21/2005	27,909,530	28,621,112	—	711,582
Euro	09/21/2005	28,037,487	27,253,925	783,562	—
	08/25/2005	5,417,716	5,455,243	—	37,527
	09/21/2005	17,334,000	17,358,134	—	24,134
Great Britain Pound	09/20/2005	2,486,366	2,502,112	—	15,746
	09/21/2005	10,982,652	10,642,952	339,700	—
	09/21/2005	11,572,000	11,739,879	—	167,879
Japanese Yen	09/21/2005	17,045,594	16,556,644	488,950	—
Norwegian Krone	09/21/2005	11,573,000	11,788,306	—	215,306
Swedish Krona	09/21/2005	23,001,000	22,330,333	670,667	—
	09/21/2005	17,312,000	17,495,261	—	183,261
Swiss Franc	09/21/2005	26,742,793	25,851,840	890,953	—
	09/21/2005	5,821,000	5,856,641	—	35,641

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$222,463,138	$220,720,731	$3,286,091	$1,543,684

GOLDMAN SACHS CORE FIXED INCOME FUND

FUTURES CONTRACTS — At July 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	89	September 2005	$21,365,563	$(26,910)
Eurodollars	(152)	December 2005	(36,379,300)	59,114
Eurodollars	170	March 2006	40,642,750	(143,048)
Eurodollars	(87)	June 2006	(20,786,475)	85,617
Eurodollars	(186)	September 2006	(44,423,775)	164,442
Eurodollars	67	December 2006	15,996,250	(41,857)
Eurodollars	(150)	March 2007	(35,810,625)	115,740
Eurodollars	40	June 2007	9,547,500	(19,734)
U.S. Treasury Bonds	914	September 2005	105,395,625	(1,111,700)
2 Year U.S. Treasury Notes	(649)	September 2005	(134,008,360)	655,698
5 Year U.S. Treasury Notes	50	September 2005	5,360,156	(30,609)
10 Year German Federal Republic Bonds	808	September 2005	98,939,600	(237,078)

			$25,838,909	$(530,325)

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $517,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

GOLDMAN SACHS CORE FIXED INCOME FUND

SWAP CONTRACTS — At July 31, 2005, the Income Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	$60,000	12/25/2006	3.43%	Floating	$(705,882)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	281,330	05/05/2008	4.35%	Floating	(1,210,197)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	113,800	05/05/2008	4.41%	Floating	(363,932)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	72,100	05/06/2008	4.35%	Floating	(309,763)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	66,700	05/12/2008	4.47%	Floating	(141,411)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	75,140	06/09/2008	4.00%	Floating	(812,940)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	9,670	06/20/2008	4.30%	Floating	(51,787)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	100,000	10/14/2008	3.51%	Floating	(2,855,120)
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	50,000	06/28/2010	Floating	4.15%	872,870
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	120,500	05/04/2011	Floating	4.53%	705,202
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	30,800	05/06/2011	Floating	4.54%	174,149
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	28,600	05/10/2011	Floating	4.64%	40,226
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	48,700	05/11/2011	Floating	4.58%	191,552
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	65,000	04/19/2012	4.55%	Floating	(269,607)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	21,300	05/18/2015	4.68%	Floating	(61,823)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	11,000	05/25/2015	4.53%	Floating	(155,769)
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	77,100	06/07/2016	Floating	4.36%	2,644,939
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	10,000	06/20/2016	Floating	4.62%	143,635
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	20,000	11/12/2019	Floating	5.07%	(482,878)
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	80,000	03/23/2020	Floating	5.11%	(2,244,568)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	9,000	03/30/2035	5.32%	Floating	520,363
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	10,000	04/09/2035	5.27%	Floating	491,415
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	29,530	06/09/2036	4.64%	Floating	(1,577,351)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	3,890	06/20/2036	4.88%	Floating	(68,260)

TOTAL						$(5,526,937)

LIBOR – London Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,160,159,975

Gross unrealized gain	12,005,511
Gross unrealized loss	(8,512,870)

Net unrealized security gain	$3,492,641

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders.
This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal			Interest		Maturity
Amount			Rate		Date	Value
Corporate Bonds – 94.3%
Aerospace & Defense(a) – 1.5%
BAE Systems Holdings, Inc.
	$2,200,000		4.75%		08/15/2010	$2,182,345
Bombardier Capital, Inc.
	450,000		6.13		06/29/2006	454,500

						2,636,845

Automotive – 4.3%
DaimlerChrysler NA Holding Corp.
	380,000		3.86	(b)	09/10/2007	380,771
	400,000		8.50		01/18/2031	512,699
Dana Corp.
	850,000		5.85		01/15/2015	765,000
Ford Motor Credit Co.
	1,625,000		6.88		02/01/2006	1,641,123
	3,450,000		5.70		01/15/2010	3,261,871
General Motors Acceptance Corp.
	475,000		6.75		01/15/2006	478,736
EUR	325,000	(c)	4.00		02/09/2006	395,438
	325,000	(c)	5.75		02/14/2006	398,805

						7,834,443

Banks – 21.6%
ANZ Capital Trust I(a)(d)
	$325,000		4.48		01/15/2010	318,806
	800,000		5.36		12/15/2013	807,785
Associates Corp. NA(e)
	233,000		8.55		07/15/2009	265,384
Astoria Financial Corp.
	225,000		5.75		10/15/2012	231,223
Banca Popolare di Bergamo Capital Trust(b)(c)(d)
EUR	475,000		8.36		02/15/2011	707,338
Bank of America Corp.
	$937,000		7.80		02/15/2010	1,056,728
	250,000		7.40		01/15/2011	281,320
Bank One Corp.
	250,000		6.38		01/30/2009	263,834
Bank United Corp.
	250,000		8.88		05/01/2007	266,338
Chase Manhattan Corp.
	500,000		6.50		01/15/2009	529,037
Chuo Mitsui Trust & Banking(a)(b)(d)
	875,000		5.51		04/15/2015	845,174
Citigroup, Inc.
	200,000		7.25		10/15/2011	226,648
Credit Suisse First Boston London(a)(b)(d)
	215,000		7.90		05/01/2007	227,037
Credit Suisse First Boston New York(a)
	500,000		6.50		05/01/2008	522,479
Credit Suisse First Boston USA, Inc.
	500,000		4.70		06/01/2009	500,935
	250,000		4.13		01/15/2010	244,626
Danske Bank A/S(a)(b)
	300,000		7.40		06/15/2010	315,002
Development Bank of Singapore Ltd.(a)(b)
	900,000		5.00		11/15/2019	893,734

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds – (continued)
Banks – (continued)
Firstar Capital Trust I
$2,500,000	8.32%		12/15/2026	$2,708,512
Fleet Boston Financial Corp.
500,000	7.38		12/01/2009	552,369
ForeningSparbanken AB (Swedbank)(a)(b)(d)
500,000	7.50		11/01/2006	517,402
Greater Bay Bancorp(a)
2,700,000	5.13		04/15/2010	2,691,044
Greenpoint Bank
150,000	9.25		10/01/2010	179,375
GreenPoint Financial Corp.
600,000	3.20		06/06/2008	578,928
HBOS Capital Funding LP(a)(b)(d)
650,000	6.07		06/30/2014	687,357
HBOS PLC(a)(b)(d)
2,250,000	5.38		11/01/2013	2,277,025
HSBC Capital Funding LP(a)(b)(d)
1,050,000	4.61		06/27/2013	1,006,948
HSBC USA, Inc.
250,000	6.63		03/01/2009	267,108
Huntington National Bank
815,000	3.13		05/15/2008	781,632
J.P. Morgan Chase & Co.
425,000	6.38		04/01/2008	443,083
550,000	6.63		03/15/2012	602,999
Key Bank N.A.
1,900,000	4.41		03/18/2008	1,893,174
Manufacturers & Traders Trust Co.
1,325,000	8.00		10/01/2010	1,518,520
MIZUHO Financial Group (Cayman) (a)
925,000	5.79		04/15/2014	962,722
Nordbanken AB(a)(b)(d)
670,000	8.95		11/12/2009	772,740
North Fork Bancorp.(b)
1,350,000	5.00		08/15/2012	1,357,197
PNC Funding Corp.
125,000	6.88		07/15/2007	130,681
600,000	7.50		11/01/2009	662,898
Popular N.A. Capital Trust I
1,300,000	6.56		09/15/2034	1,377,793
Popular North America, Inc.
156,000	6.13		10/15/2006	159,177
1,795,000	4.25		04/01/2008	1,786,456
150,000	3.88		10/01/2008	146,276
RBS Capital Trust II(b)(d)
1,000,000	5.51		09/30/2014	1,021,560
Royal Bank of Scotland Group PLC(d)
200,000	7.82		12/31/2005	202,992
250,000	7.38	(b)	04/01/2006	254,942
400,000	9.12		04/01/2006	468,632
Sovereign Bank
1,000,000	4.00		02/01/2008	988,274
575,000	5.13		03/15/2013	572,923
455,000	4.38	(b)	08/01/2013	447,485
Unicredito Italiano Capital Trust(a)(b)(d)
500,000	9.20		10/05/2010	592,710

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Banks – (continued)
Union Planters Corp.
$160,000	7.75%	03/01/2011	$182,939
Washington Mutual, Inc.
975,000	4.00	01/15/2009	954,222
1,000,000	5.00	03/22/2012	1,001,947

			39,253,470

Brokerage – 1.7%
Lehman Brothers Holdings, Inc.
1,000,000	4.25	01/27/2010	981,797
400,000	4.50	07/26/2010	395,686
Morgan Stanley
1,100,000	4.00	01/15/2010	1,067,437
550,000	5.30	03/01/2013	560,214

			3,005,134

Captive Financial – 0.7%
John Deere Capital Corp.
930,000	3.90	01/15/2008	915,314
Nelnet, Inc.
420,000	5.13	06/01/2010	414,502

			1,329,816

Chemicals – 1.4%
Cytec Industries, Inc.
1,000,000	6.75	03/15/2008	1,039,251
Dow Chemical Co.
400,000	8.63	04/01/2006	410,154
Lubrizol Corp.
1,050,000	4.63	10/01/2009	1,036,278
50,000	7.25	06/15/2025	56,752

			2,542,435

Consumer Cyclical Services – 0.1%
Cendant Corp.
250,000	6.25	01/15/2008	258,258

Diversified Manufacturing – 2.2%
Tyco International Group Participation Certificate(a)
2,350,000	4.44	06/15/2007	2,340,464
Tyco International Group SA
325,000	5.80	08/01/2006	329,672
650,000	6.38	10/15/2011	705,074
450,000	7.00	06/15/2028	532,569

			3,907,779

Electric – 3.6%
Calenergy, Inc.
125,000	7.23	09/15/2005	125,443
1,575,000	7.63	10/15/2007	1,670,728
280,000	7.52	09/15/2008	300,020
Centerpoint Energy, Inc.
100,000	5.88	06/01/2008	102,514
CenterPoint Energy, Inc.
350,000	7.25	09/01/2010	383,174
FirstEnergy Corp.
175,000	5.50	11/15/2006	177,164

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Electric – (continued)
FirstEnergy Corp. – (continued)
$1,220,000	7.38%	11/15/2031	$1,464,183
MidAmerican Energy Holdings Co.
150,000	5.88	10/01/2012	157,079
Nisource Finance Corp.(b)
500,000	3.85	11/23/2009	501,925
Southern California Edison Co.
400,000	6.38	01/15/2006	403,604
TXU Corp.(a)
1,225,000	4.80	11/15/2009	1,200,515

			6,486,349

Entertainment – 1.6%
Time Warner Entertainment Co. LP
325,000	7.25	09/01/2008	347,969
1,290,000	8.38	03/15/2023	1,623,497
Viacom, Inc.
950,000	6.40	01/30/2006	959,793

			2,931,259

Environmental – 1.0%
Waste Management, Inc.
1,585,000	7.38	08/01/2010	1,754,565

Food & Beverage – 1.2%
Cargill, Inc.(a)
300,000	3.63	03/04/2009	289,885
Nabisco, Inc.
929,000	7.05	07/15/2007	973,457
Tyson Foods, Inc.
645,000	7.25	10/01/2006	664,645
250,000	8.25	10/01/2011	293,764

			2,221,751

Food & Drug Retailing – 0.1%
Kroger Co.
250,000	7.45	03/01/2008	265,549

Gaming – 0.9%
Harrahs Operating Co., Inc.
1,425,000	7.50	01/15/2009	1,536,861
125,000	5.38	12/15/2013	125,017

			1,661,878

Health Care – 0.2%
Anthem, Inc.
275,000	4.88	08/01/2005	275,000

Home Construction – 0.4%
D. R. Horton, Inc.
825,000	5.38	06/15/2012	818,320

Independent – 1.3%
XTO Energy, Inc.
2,330,000	4.90	02/01/2014	2,279,026

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds – (continued)
Integrated – 0.8%
Amerada Hess Corp.
	$500,000	5.90%	08/15/2006	$503,785
	850,000	7.13	03/15/2033	992,212

				1,495,997

Life Insurance – 5.4%
AXA Financial, Inc.
	130,000	6.50	04/01/2008	136,100
	670,000	7.75	08/01/2010	754,584
Hartford Financial Services Group, Inc.
	1,025,000	2.38	06/01/2006	1,009,301
Hartford Life, Inc.
	225,000	7.10	06/15/2007	235,540
ING Security Life Institutional Funding(a)
	600,000	4.25	01/15/2010	589,636
John Hancock Financial Services, Inc.
	355,000	5.63	12/01/2008	366,583
Monumental Global Funding(a)
	660,000	5.20	01/30/2007	668,289
Pricoa Global Funding I(a)
	600,000	4.20	01/15/2010	588,302
Principal Financial Group Australia(a)
	1,100,000	8.20	08/15/2009	1,227,535
Principal Life Global Funding I(a)
	100,000	3.63	04/30/2008	97,636
Prudential Financial, Inc.(b)
	50,000	4.10	11/15/2006	49,867
Prudential Funding LLC(a)
	525,000	6.60	05/15/2008	554,603
Prudential Insurance Co.(a)
	200,000	7.65	07/01/2007	211,255
Reinsurance Group of America, Inc.
	625,000	6.75	12/15/2011	676,675
Reliastar Financial Corp.
	400,000	8.00	10/30/2006	415,642
	200,000	6.50	11/15/2008	211,894
SL Finance PLC(c)
EUR	650,000	6.38	07/12/2022	905,046
The Mony Group, Inc.
	$1,000,000	8.35	03/15/2010	1,143,537

				9,842,025

Lodging – 0.4%
Hilton Hotels Corp.
	150,000	7.63	05/15/2008	160,291
	425,000	7.63	12/01/2012	483,467

				643,758

Media - Non Cable – 1.4%
Clear Channel Communications, Inc.
	2,070,000	8.00	11/01/2008	2,218,239
News America, Inc.
	250,000	7.13	04/08/2028	281,696

				2,499,935

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds – (continued)
Media - Cable – 4.9%
Comcast Cable Communications Holdings, Inc.
$575,000	6.88%		06/15/2009	$618,250
2,415,000	9.46		11/15/2022	3,353,442
Cox Communications, Inc.
1,550,000	4.63		01/15/2010	1,523,704
150,000	6.95		01/15/2028	164,885
Cox Enterprises, Inc.(a)
3,275,000	4.38		05/01/2008	3,225,384
Lenfest Communications, Inc.
25,000	8.38		11/01/2005	25,259
TCI Communications, Inc.
75,000	8.00		08/01/2005	75,000

				8,985,924

Noncaptive - Financial – 7.7%
American General Finance Corp.
517,000	4.50		11/15/2007	516,572
275,000	2.75		06/15/2008	261,402
625,000	8.45	(e)	10/15/2009	710,619
Capital One Bank
325,000	5.00		06/15/2009	327,889
Capital One Financial Corp.
935,000	8.75		02/01/2007	990,408
200,000	4.80		02/21/2012	197,078
Citigroup, Inc.
1,013,000	5.00		09/15/2014	1,014,266
Countrywide Home Loan, Inc.
800,000	5.63		05/15/2007	814,753
2,500,000	6.25		04/15/2009	2,619,393
GATX Financial Corp.
300,000	5.13		04/15/2010	299,721
General Electric Capital Corp.
1,000,000	4.00		02/17/2009	982,019
Heller Financial, Inc.
2,304,000	7.38		11/01/2009	2,545,755
HSBC Finance Corp.
669,000	4.13		11/16/2009	653,547
PHH Corp.
1,450,000	6.00		03/01/2008	1,479,153
475,000	7.13		03/01/2013	514,292

				13,926,867

Pipelines – 4.1%
CenterPoint Energy Resources Corp.
700,000	7.88		04/01/2013	820,366
550,000	5.95		01/15/2014	576,980
Energy Transfer Partners(a)
1,875,000	5.65		08/01/2012	1,874,878
875,000	5.95		02/01/2015	872,993
Enterprise Products Partners LP
1,805,000	4.95		06/01/2010	1,791,545
Magellan Midstream Partners
1,200,000	6.45		06/01/2014	1,281,880
Panhandle Eastern Pipeline
150,000	4.80		08/15/2008	149,225

				7,367,867

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds – (continued)
Property/Casualty Insurance – 5.7%
Ace Capital Trust II
	$150,000	9.70%		04/01/2030	$201,190
ACE INA Holdings, Inc.
	535,000	8.30		08/15/2006	556,414
	100,000	5.88		06/15/2014	102,725
ACE Ltd.
	1,320,000	6.00		04/01/2007	1,352,089
Arch Capital Group Ltd.
	1,595,000	7.35		05/01/2034	1,765,585
Asif Global Financial XXIII(a)
	1,000,000	3.90		10/22/2008	974,067
Axis Capital Holdings Ltd.
	300,000	5.75		12/01/2014	301,867
CNA Financial Corp.
	520,000	6.75		11/15/2006	532,589
	350,000	6.60		12/15/2008	367,464
	125,000	6.95		01/15/2018	131,624
Endurance Specialty Holdings Ltd.
	550,000	7.00		07/15/2034	607,197
Hartford Financial Services Group, Inc.
	350,000	6.38		11/01/2008	366,185
Liberty Mutual Group(a)
	525,000	7.00		03/15/2034	536,768
QBE Insurance Group Ltd.(a)(b)
	855,000	5.65		07/01/2023	855,652
Royal & Sun Alliance Insurance Group PLC
	700,000	8.95		10/15/2029	900,363
GBP	225,000	8.50	(c)	07/29/2049	456,585
SAFECO Corp.
	$224,000	6.88		07/15/2007	232,926
Zurich Capital Trust I(a)
	125,000	8.38		06/01/2037	134,583

					10,375,873

Railroads – 1.9%
CSX Corp.
	200,000	7.45		05/01/2007	209,646
	840,000	6.25		10/15/2008	876,312
	200,000	5.50		08/01/2013	205,704
Union Pacific Corp.
	2,000,000	7.38		09/15/2009	2,191,252

					3,482,914

Real Estate Investment Trusts (REITs) – 7.5%
Arden Reality LP
	310,000	5.20		09/01/2011	307,743
Brandywine Operating Partnership LP
	775,000	4.50		11/01/2009	755,230
EOP Operating LP
	1,692,000	7.75		11/15/2007	1,804,221
	945,000	8.10		08/01/2010	1,069,927
ERP Operating LP
	250,000	6.63		03/15/2012	272,175
Gables Realty LP
	2,275,000	5.00		03/15/2010	2,227,776

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds – (continued)
REITs – (continued)
iStar Financial, Inc.
	$2,700,000	5.70%		03/01/2014	$2,718,792
Liberty Property LP
	225,000	7.75		04/15/2009	246,270
Simon Property Group LP
	200,000	6.88		10/27/2005	201,307
	100,000	7.38		01/20/2006	101,403
	200,000	7.00	(e)	06/15/2008	211,287
	1,000,000	7.13		02/09/2009	1,080,406
	200,000	7.75		01/20/2011	226,398
Westfield Cap Corp. Ltd.(a)(b)
	2,400,000	4.00		11/02/2007	2,404,308

					13,627,243

Technology(a) – 0.6%
Computer Associates, Inc.
	1,025,000	4.75		12/01/2009	1,012,141

Tobacco – 1.7%
Altria Group, Inc.
	275,000	7.00		11/04/2013	301,442
	1,268,000	7.75		01/15/2027	1,479,249
Imperial Tobacco Overseas BV
	1,200,000	7.13		04/01/2009	1,284,324

					3,065,015

Wireless Telecommunications – 1.7%
America Movil SA de CV
	1,175,000	4.13		03/01/2009	1,138,818
	400,000	5.50		03/01/2014	395,354
	900,000	6.38		03/01/2035	868,022
AT&T Wireless Services, Inc.
	200,000	7.88		03/01/2011	228,624
	150,000	8.75		03/01/2031	206,564
Intelsat
	350,000	5.25		11/01/2008	331,625

					3,169,007

Wirelines Telecommunications – 6.7%
Alltel Corp.
	175,000	4.66		05/17/2007	175,555
Ameritech Capital Funding
	575,000	6.25		05/18/2009	602,140
Bellsouth Telecommunications, Inc.
	426,000	6.13		09/23/2008	441,300
Deutsche Telekom International Finance BV
	1,650,000	8.75		06/15/2030	2,208,397
France Telecom SA
	200,000	7.20		03/01/2006	203,553
EUR	175,000	8.13	(c)	01/28/2033	322,087
GTE Corp.
	$1,260,000	7.51		04/01/2009	1,372,358
Olivetti Finance NV
EUR	300,000	7.75	(c)	01/24/2033	511,666
SBC Communications, Inc.
	$150,000	4.13		09/15/2009	146,881

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)
Wirelines Telecommunications – (continued)
Sprint Capital Corp.
$400,000	7.63%	01/30/2011	$451,434
2,000,000	6.88	11/15/2028	2,241,836
Telecom Italia Capital(a)
700,000	4.00	01/15/2010	675,193
1,700,000	4.95	09/30/2014	1,668,967
Telefonica Europe BV
145,000	7.35	09/15/2005	145,565
TPSA Finance BV(a)
350,000	7.75	12/10/2008	381,125
Verizon Communications, Inc.
600,000	6.36	04/15/2006	608,427
Verizon Global Funding Corp.
100,000	7.60	03/15/2007	104,765

			12,261,249

TOTAL CORPORATE BONDS			$171,217,692

Emerging Markets Debt – 0.2%
Korea Development Bank
$150,000	5.75	09/10/2013	$157,442
State of Qatar
110,000	9.75	06/15/2030	165,825

TOTAL EMERGING MARKETS DEBT			$323,267

U.S. Treasury Obligation – 2.5%
United States Treasury Bonds
$4,400,000	4.75%	05/15/2014	$4,554,352

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 97.0%			$176,095,311

Repurchase Agreements(f) – 0.9%
Joint Repurchase Agreement Account II
$1,700,000	3.31%	08/01/2005	$1,700,000
Maturity Value: $1,700,469

TOTAL INVESTMENTS — 97.9%			$177,795,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 38,458,989, which represents approximately 21.3% of net assets as of July 31, 2005.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(c) The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description
EUR	= Euro Currency
GBP	= Great Britain Pound

(d) Perpetual Maturity. Maturity date presented represents the next call date.

(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f) Joint repurchase agreement was entered into on July 29, 2005.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	9	September 2005	$2,160,563	$(3,285)
Eurodollars	20	December 2005	4,786,750	(3,818)
Eurodollars	21	March 2006	5,020,575	(5,121)
Eurodollars	20	June 2006	4,778,500	(4,568)
Eurodollars	(22)	September 2006	(5,254,425)	16,906
Eurodollars	36	December 2006	8,595,000	(26,952)
U.S. Treasury Bonds	93	September 2005	10,724,063	(271,385)
2 Year U.S. Treasury Notes	(134)	September 2005	(27,668,907)	119,133
5 Year U.S. Treasury Notes	(218)	September 2005	(23,370,281)	226,772
10 Year German Federal Republic Bonds	(11)	September 2005	(1,346,950)	7,042
10 Year U.S. Treasury Notes	65	September 2005	7,213,984	(110,088)

			$(14,361,128)	$(55,364)

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

				3 month LIBOR
Banc of America Securities LLC	$5,000	05/23/2012	4.37%	Floating	$(71,734)
				3 month LIBOR
Banc of America Securities LLC	4,000	03/19/2035	5.29%	Floating	210,739
				3 month LIBOR
Banc of America Securities LLC	2,800	04/09/2035	5.27%	Floating	137,596

TOTAL					$276,601

LIBOR – London Interbank Offered Rate

CREDIT DEFAULT SWAP CONTRACTS

	Notional
Swap Counterparty &	Amount	Interest	Termination	Unrealized
Referenced Obligation	(000s)	Rate	Date	Gain (Loss)

Buy:
Banc of America Securities LLC Sears Roebuck Acceptance Corp. 7.00%, 02/01/2011	$1,000	0.93%	06/21/2010	$1,353
Sell:
Banc of America Securities LLC American International Group, Inc., Convertible Zero Coupon, 11/09/2031	1,000	0.35%	06/20/2010	(4,641)

TOTAL				$(3,288)

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$178,960,602

Gross unrealized gain	819,515
Gross unrealized loss	(1,984,806)

Net unrealized security loss	$(1,165,291)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.